                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2594
--------------------------------------------------------------------------------

                               MFS SERIES TRUST IV
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
--------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                     2/28/05

SEMIANNUAL REPORT

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY
MARKET FUND

A path for pursuing opportunity


[Graphic Omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) MONEY MARKET FUND

MFS(R) GOVERNMENT MONEY MARKET FUND

Each fund seeks as high a level of current income as is considered consistent with preservation of capital and liquidity.

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        TABLE OF CONTENTS

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLES                                      10
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            12
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                15
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       23
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               31
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      31
                        ------------------------------------------------------
                        MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS         32
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

MFS(R) MONEY MARKET FUND

PORTFOLIO STRUCTURE*

[graphic omitted]

Commercial Paper                   87.4%
Repurchase Agreements               5.1%
Government and Agency               3.9%
Certificates of Deposit             3.8%
Other Assets Less Liabilities      -0.2%

SHORT TERM CREDIT**

Average Quality Short Term Bonds***     A-1
--------------------------------------------
All holdings are rated "A-1"

MATURITY BREAKDOWN*

0 to 29 Days                           56.6%
--------------------------------------------
30 to 59 Days                          25.2%
--------------------------------------------
60 to 89 Days                          18.4%
--------------------------------------------
Other Assets Less Liabilities         -0.2%
--------------------------------------------


MFS(R) GOVERNMENT MONEY MARKET FUND

PORTFOLIO STRUCTURE*

[graphic omitted]

Government and Agency              80.2%
Repurchase Agreements              19.7%
Other Assets Less Liabilities       0.1%


SHORT TERM CREDIT**

Average Quality Short Term Bonds***     A-1
--------------------------------------------
All holdings are rated "A-1"

MATURITY BREAKDOWN*

0 to 29 Days                           52.1%
--------------------------------------------
30 to 59 Days                          40.3%
--------------------------------------------
60 to 89 Days                           7.5%
--------------------------------------------
Other Assets Less Liabilities           0.1%
--------------------------------------------

  * Both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable, are included in this graphical representation.

 ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 2/28/05.

*** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

From time to time, "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/05, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, the MFS Money Market Fund provided a total return of 0.83%. At period-end, the fund's seven-day yields with and without waiver were 1.88% and 1.59%, respectively. The yield quotation is based on the latest seven days ended with dividends annualized, and more closely reflects the fund's current earnings than does the total return quotation. The fund's investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The fund invests in U.S. dollar denominated money market instruments such as, U.S. government securities, repurchase agreements collateralized by U.S. government securities, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper, and other short-term obligations.

For the same period, the MFS Government Money Market Fund provided a total return of 0.79%. At period-end, the fund's seven-day yields with and without waiver were 2.02% and 1.67%, respectively. The fund's investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities, U.S. Treasury obligations, and obligations issued or guaranteed by U.S. government agencies, authorities or instrumentalities.

FACTORS IMPACTING PERFORMANCE

For the period as a whole, the U.S. yield curve flattened as interest rates on the short end of the curve moved up while rates on the long end were flat to down.

During the period, we maintained our weighted average maturity positions for both funds, ending the period with a maturity of 33 days for MFS Money Market Fund and 30 days for MFS Government Money Market Fund. Essentially, we positioned the portfolios in such a way as to minimize our interest rate risk as we anticipated that short-term rates would continue to rise for some time.

FUND POSITIONING

As of February 28, 2005, approximately 87% of the MFS Money Market Fund's net assets were invested in high-quality commercial paper. The balance of the portfolio was invested in repurchase agreements collateralized by U.S. government agency notes, certificates of deposit, and discount agency notes.

At period-end, approximately 80% of the MFS Government Money Market Fund's net assets were invested in U.S. government securities and obligations issued or guaranteed by U.S. government agencies, authorities or instrumentalities. The balance of the portfolio was invested in repurchase agreements collateralized by U.S. government agency notes.

    Respectfully,

/s/ Edward L. O'Dette                 /s/ Terri A. Vittozzi

    Edward L. O'Dette                     Terri A. Vittozzi
    Portfolio Manager                     Portfolio Manager

The views expressed in this report are those of the portfolio managers through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided total returns as well as the current 7-day yield for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in either of the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either of these funds.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS MONEY MARKET FUND                   MFS GOVERNMENT MONEY MARKET FUND

6-month total return: 0.83%               6-month total return: 0.79%
--------------------------------------------------------------------------------
7-day current yield with waiver: 1.88%    7-day current yield with waiver: 2.02%
--------------------------------------------------------------------------------
7-day current yield without               7-day current yield without
waiver: 1.59%                             waiver: 1.67%
--------------------------------------------------------------------------------

Yields quoted are based on the latest seven days ended as of February 28, 2005, with dividends annualized. The yield quotation more closely reflects the current earnings of the portrfolios than a total return quotation would.

NOTES TO PERFORMANCE SUMMARY

Shares of the funds can be purchased at net asset value without a sales charge.

Unless otherwise indicated, performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio's yield during periods when the portfolio's operating expenses have a significant impact on the portfolio's yield due to lower interest rates. Without such subsidies and waivers the portfolio's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

MFS(R) MONEY MARKET FUND

Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to interest rate, currency exchange rate, economic, and political risks.

The portfolio may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. The prices of these securities will decline when interest rates rise and increase when rates fall. In addition, municipal securities are subject to credit (failure to make timely principal or interest payments) and maturity (longer maturity dates increase security price fluctuations) risks.

MFS(R) GOVERNMENT MONEY MARKET FUND

Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government.

As with any fixed-income security, securities issued by certain U.S. government agencies or instrumentalities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying these securities in the case of default. Investors should note that many U.S. government securities in which the fund may invest are not supported by the full faith and credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLES    MFS(R) MONEY MARKET FUND
                  MFS(R) GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD,
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized     Beginning       Ending       Paid During
                         Expense    Account Value  Account Value     Period**
                          Ratio        9/01/04       2/28/05     9/01/04-2/28/05
--------------------------------------------------------------------------------
MFS MONEY MARKET FUND
--------------------------------------------------------------------------------
Actual                    0.43%        $1,000         $1,008          $2.14
--------------------------------------------------------------------------------
Hypothetical*             0.43%        $1,000         $1,023          $2.16
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized     Beginning       Ending       Paid During
                         Expense    Account Value  Account Value     Period**
                          Ratio        9/01/04       2/28/05     9/01/04-2/28/05
--------------------------------------------------------------------------------
MFS GOVERNMENT
MONEY MARKET FUND
--------------------------------------------------------------------------------
Actual                    0.47%        $1,000         $1,008          $2.34
--------------------------------------------------------------------------------
Hypothetical*             0.47%        $1,000         $1,022          $2.36
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.
** Expenses paid is equal to each fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

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PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS(R) Money Market Fund

----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Certificates of Deposit - 3.8%
----------------------------------------------------------------------------------------------
Societe Generale NA, Inc., 2.78%, due 5/23/05,
at Amortized Cost and Value                                       $29,355,000      $29,355,000
----------------------------------------------------------------------------------------------

Commercial Paper - 87.4%<
----------------------------------------------------------------------------------------------
American Express Credit Corp., 2.48%, due 3/14/05                 $10,000,000       $9,991,044
----------------------------------------------------------------------------------------------
American General Finance Corp., 2.52%, due 3/24/05                  9,350,000        9,334,947
----------------------------------------------------------------------------------------------
Bank of America Corp., 2.62%, due 4/11/05                          19,120,000       19,062,947
----------------------------------------------------------------------------------------------
Barton Capital LLC, 2.53%, due 3/07/05                             17,063,000       17,055,805
----------------------------------------------------------------------------------------------
Barton Capital LLC, 2.54%, due 3/16/05                             13,620,000       13,605,586
----------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 2.47%, due 3/07/05                       31,073,000       31,060,208
----------------------------------------------------------------------------------------------
CRC Funding LLC, 2.48%, due 3/21/05                                30,000,000       29,958,667
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.55%, due 3/11/05             6,600,000        6,595,325
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.53%, due 3/24/05            24,460,000       24,420,463
----------------------------------------------------------------------------------------------
Citicorp, 2.535%, due 3/10/05                                      31,040,000       31,020,328
----------------------------------------------------------------------------------------------
Dexia Delaware LLC, 2.34%, due 3/02/05                             31,654,000       31,651,942
----------------------------------------------------------------------------------------------
FCAR Owner Trust, 2.46%, due 3/07/05                               30,000,000       29,987,700
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 2.6%, due 3/28/05               16,995,000       16,961,860
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.6%, due 4/11/05                  13,360,000       13,320,440
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.75%, due 5/18/05                 17,485,000       17,380,819
----------------------------------------------------------------------------------------------
Govco, Inc., 2.63%, due 4/25/05                                    14,100,000       14,043,345
----------------------------------------------------------------------------------------------
Govco, Inc., 2.75%, due 5/17/05                                     7,425,000        7,381,327
----------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 2.79%, due 5/24/05                     30,710,000       30,510,078
----------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 2.57%,
due 4/05/05                                                         9,635,000        9,610,926
----------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 2.47%,
due 4/14/05                                                        21,425,000       21,360,320
----------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 2.53%, due 3/09/05                    5,152,000        5,149,103
----------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 2.43%, due 3/15/05                   20,504,000       20,484,624
----------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 2.63%, due 4/11/05                    5,090,000        5,074,754
----------------------------------------------------------------------------------------------
MetLife Funding, Inc., 2.75%, due 5/20/05                          30,890,000       30,701,228
----------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 2.53%, due 3/10/05                           30,680,000       30,660,595
----------------------------------------------------------------------------------------------
Nestle Capital Corp., 2.66%, due 5/03/05                           25,000,000       24,883,625
----------------------------------------------------------------------------------------------

New Center Asset Trust, 2.63%, due 4/12/05                        $19,000,000      $18,941,702
----------------------------------------------------------------------------------------------
Pfizer, Inc., 2.51%, due 3/23/05                                   10,452,000       10,435,968
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 2.47%, due 3/08/05                       14,585,000       14,577,995
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 2.48%, due 3/14/05                       16,530,000       16,515,196
----------------------------------------------------------------------------------------------
Svenska Handelsbanken Inc., 2.6%, due 4/07/05                      30,000,000       29,919,833
----------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 2.54%, due 3/15/05 - 3/22/05              11,658,000       11,644,678
----------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 2.63%, due 4/18/05                       30,825,000       30,716,907
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 2.53%, due 3/24/05                              30,800,000       30,750,215
----------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                               $664,770,500
----------------------------------------------------------------------------------------------

U.S. Government Agency Obligations - 3.9%
----------------------------------------------------------------------------------------------
Fannie Mae, 2.465%, due 4/20/05, at Amortized Cost
and Value<                                                        $30,000,000      $29,897,292
----------------------------------------------------------------------------------------------

Repurchase Agreement - 5.1%
----------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 2/28/05, due 3/01/05, total to be received $38,518,792 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                              $38,516,000      $38,516,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                    $762,538,792
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                             (1,586,186)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $760,952,606
----------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

MFS(R) Government Money Market Fund

----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - 80.2%<
----------------------------------------------------------------------------------------------
Fannie Mae, 2.28%, due 3/02/05                                      $1,200,000      $1,199,924
----------------------------------------------------------------------------------------------
Fannie Mae, 2.286%, due 3/03/05                                      1,200,000       1,199,848
----------------------------------------------------------------------------------------------
Fannie Mae, 2.287%, due 3/01/05                                      1,200,000       1,200,000
----------------------------------------------------------------------------------------------
Fannie Mae, 2.41%, due 3/15/05                                         900,000         899,157
----------------------------------------------------------------------------------------------
Fannie Mae, 2.44%, due 3/28/05                                       2,000,000       1,996,340
----------------------------------------------------------------------------------------------
Fannie Mae, 2.465%, due 4/20/05                                      1,000,000         996,577
----------------------------------------------------------------------------------------------
Fannie Mae, 2.74%, due 5/18/05                                       2,500,000       2,485,158
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.45%, due 3/02/05                           1,500,000       1,499,898
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.51%, due 4/13/05                           1,500,000       1,495,503
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.56%, due 4/20/05                           2,000,000       1,992,889
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.58%, due 4/27/05                           1,000,000         995,915
----------------------------------------------------------------------------------------------
Freddie Mac, 2.43%, due 3/22/05                                      1,650,000       1,647,661
----------------------------------------------------------------------------------------------
Freddie Mac, 2.44%, due 3/22/05                                      1,100,000       1,098,434
----------------------------------------------------------------------------------------------
Freddie Mac, 2.45%, due 4/26/05                                      1,500,000       1,494,283
----------------------------------------------------------------------------------------------
Freddie Mac, 2.52%, due 4/04/05                                      1,400,000       1,396,668
----------------------------------------------------------------------------------------------
Freddie Mac, 2.53%, due 4/04/05                                      1,900,000       1,895,460
----------------------------------------------------------------------------------------------
Freddie Mac, 2.57%, due 4/20/05                                      2,100,000       2,092,504
----------------------------------------------------------------------------------------------
Freddie Mac, 2.59%, due 4/25/05                                      1,000,000         996,043
----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost
and Value                                                                          $26,582,262
----------------------------------------------------------------------------------------------

Repurchase Agreements - 19.7%
----------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 2/28/05, due 3/01/05, total to be received $3,302,239 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)             $3,302,000      $3,302,000
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to be received $3,238,235 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)              3,238,000       3,238,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                $6,540,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                     $33,122,262
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                   30,958
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $33,153,220
----------------------------------------------------------------------------------------------

Portfolio Footnotes:

< The rates shown represent annualized yields at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

MFS MONEY MARKET FUND
ASSETS

Investments, at amortized cost and value                        $762,538,792
--------------------------------------------------------------------------------------------------
Cash                                                                     607
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,710,766
--------------------------------------------------------------------------------------------------
Interest receivable                                                   18,660
--------------------------------------------------------------------------------------------------
Other assets                                                           3,397
--------------------------------------------------------------------------------------------------
Total assets                                                                          $765,272,222
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                $25,112
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 3,972,695
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      12,509
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         82,478
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     870
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               225,952
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $4,319,616
--------------------------------------------------------------------------------------------------
Net assets                                                                            $760,952,606
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Net assets (represented by paid-in capital)                                           $760,952,606
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                              760,952,606
--------------------------------------------------------------------------------------------------
Net asset value per share
  (net assets of $760,952,606 / 760,952,606 shares
  of beneficial interest outstanding)                                                        $1.00
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities (unaudited) - continued

AT 2/28/05

MFS GOVERNMENT MONEY MARKET FUND

ASSETS

Investments, at amortized cost and value                          $26,582,262
--------------------------------------------------------------------------------------------------
Repurchase agreements, at value                                     6,540,000
--------------------------------------------------------------------------------------------------
Total investments, at amortized cost and value                                         $33,122,262
--------------------------------------------------------------------------------------------------
Cash                                                                      464
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       157,729
--------------------------------------------------------------------------------------------------
Interest receivable                                                       474
--------------------------------------------------------------------------------------------------
Other assets                                                              262
--------------------------------------------------------------------------------------------------
Total assets                                                                           $33,281,191
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                  $1,617
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     89,509
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                          528
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           2,405
--------------------------------------------------------------------------------------------------
  Administrative fee                                                       36
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 33,876
--------------------------------------------------------------------------------------------------
Total liabilities                                                                         $127,971
--------------------------------------------------------------------------------------------------
Net assets                                                                             $33,153,220
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Net assets (represented by paid-in capital)                                            $33,153,220
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               33,153,220
--------------------------------------------------------------------------------------------------
Net asset value per share
  (net assets of $33,153,220 / 33,153,220 shares
  of beneficial interest outstanding)                                                        $1.00
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 2/28/05

MFS MONEY MARKET FUND

NET INVESTMENT INCOME

Interest income                                                                         $8,129,325
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,804,295
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               13,182
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         730,844
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   21,917
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       130,228
--------------------------------------------------------------------------------------------------
  Printing                                                              1,383
--------------------------------------------------------------------------------------------------
  Postage                                                               2,645
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        14,190
--------------------------------------------------------------------------------------------------
  Legal fees                                                           14,157
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       175,608
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,908,449
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (113,060)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                      (1,214,598)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,580,791
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $6,548,534
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations (unaudited) - continued

FOR SIX MONTHS ENDED 2/28/05

MFS GOVERNMENT MONEY MARKET FUND

NET INVESTMENT INCOME

Interest income                                                                           $346,445
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                       $85,470
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 2,532
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           23,255
--------------------------------------------------------------------------------------------------
  Administrative fee                                                       939
--------------------------------------------------------------------------------------------------
  Custodian fee                                                          6,609
--------------------------------------------------------------------------------------------------
  Printing                                                                 245
--------------------------------------------------------------------------------------------------
  Postage                                                                  212
--------------------------------------------------------------------------------------------------
  Auditing fees                                                         13,927
--------------------------------------------------------------------------------------------------
  Legal fees                                                             1,297
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                          5,928
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $140,414
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (5,294)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (59,623)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               $75,497
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $270,948
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 2/28/05                    8/31/04
                                                             (UNAUDITED)

MFS MONEY MARKET FUND

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income declared as distributions
to shareholders                                               $6,548,534                 $5,864,552
---------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                            $272,656,526             $1,527,905,751
---------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
reinvestment of distributions                                  6,289,384                  5,412,272
---------------------------------------------------------------------------------------------------
Cost of shares reacquired                                   (346,915,074)            (2,827,855,473)
------------------------------------------------------     -------------            ---------------
Change in net assets from fund share transactions           $(67,969,164)           $(1,294,537,450)
------------------------------------------------------     -------------            ---------------

NET ASSETS

At beginning of period                                      $828,921,770             $2,123,459,220
---------------------------------------------------------------------------------------------------
At end of period                                            $760,952,606               $828,921,770
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                         SIX MONTHS ENDED                YEAR ENDED
                                                                  2/28/05                   8/31/04
                                                              (UNAUDITED)
MFS GOVERNMENT MONEY MARKET FUND

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income declared as distributions
to shareholders                                                  $270,948                  $515,646
---------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                              $13,080,502              $691,127,677
---------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
reinvestment of distributions                                     256,819                   467,294
---------------------------------------------------------------------------------------------------
Cost of shares reacquired                                     (19,971,049)             (784,696,137)
------------------------------------------------------     -------------            ---------------
Change in net assets from fund share transactions             $(6,633,728)             $(93,101,166)
------------------------------------------------------     -------------            ---------------

NET ASSETS

At beginning of period                                        $39,786,948              $132,888,114
---------------------------------------------------------------------------------------------------
At end of period                                              $33,153,220               $39,786,948
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                  YEARS ENDED 8/31
                                             ENDED       ----------------------------------------------------------------------
MFS MONEY MARKET FUND                      2/28/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)
Net asset value, beginning
of period                                    $1.00           $1.00           $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                   $0.01           $0.01           $0.01          $0.02          $0.05          $0.05
---------------------------------------     ------          ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.01)         $(0.01)         $(0.01)        $(0.02)        $(0.05)        $(0.05)
---------------------------------------     ------          ------          ------         ------         ------         ------
Net asset value, end of period               $1.00           $1.00           $1.00          $1.00          $1.00          $1.00
---------------------------------------     ------          ------          ------         ------         ------         ------
Total return (%)                              0.83++          0.64            0.81           1.67           4.97           5.59
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    0.43+           0.54            0.60           0.68           0.67           0.66
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.66+           0.62            0.80           1.66           4.86           5.38
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                             $761            $829          $2,123         $1,962         $1,461           $913
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                        $0.01*          $0.00+++          $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    0.74+           0.67              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.35+           0.49              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  * The waiver impact per share was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 8/31
MFS GOVERNMENT                              ENDED       -----------------------------------------------------------------------
MONEY MARKET FUND                         2/28/05            2004             2003           2002           2001           2000
                                      (UNAUDITED)
Net asset value, beginning
of period                                   $1.00           $1.00            $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                  $0.01           $0.01            $0.01          $0.01          $0.05          $0.05
---------------------------------------    ------          ------           ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.01)         $(0.01)          $(0.01)        $(0.01)        $(0.05)        $(0.05)
---------------------------------------    ------          ------           ------         ------         ------         ------
Net asset value, end of period              $1.00           $1.00            $1.00          $1.00          $1.00          $1.00
---------------------------------------    ------          ------           ------         ------         ------         ------
Total return (%)                             0.79++          0.54             0.66           1.51           4.71           5.22
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   0.47+           0.59             0.72           0.82           0.90           0.86
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        1.57+           0.49             0.61           1.56           4.55           5.05
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $33,153         $39,787         $132,888        $54,741        $62,078        $44,038
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                       $0.01*          $0.00+++           $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   0.82+           0.74               --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        1.22+           0.34               --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  * Waiver impact was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. Each fund's use of amortized cost is subject to the funds' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with U.S. generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. These amounts, for the six months ended February 28, 2005, are shown as a reduction of total expenses on each fund's Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2004 and August 31, 2003 was as follows:

                                                               GOVERNMENT MONEY
                                     MONEY MARKET FUND              MARKET FUND
                              ------------------------   ----------------------
                                 8/31/04       8/31/03     8/31/04      8/31/03

Distributions declared
from ordinary income          $5,864,552   $15,391,590    $515,646     $772,690
-------------------------------------------------------------------------------

As of August 31,2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                              GOVERNMENT MONEY
                                   MONEY MARKET FUND               MARKET FUND
                                 -------------------    ----------------------
                                             8/31/04                   8/31/04

Undistributed ordinary income               $80,502                     $2,209
------------------------------------------------------------------------------
Capital loss carryforward                    (8,329)                        --
------------------------------------------------------------------------------
Other temporary differences                  72,173                     (9,922)
------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011 for the MFS Money Market Fund.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

Each fund's management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average net assets             0.50%
          ----------------------------------------------------------
          Next $400 million of average net assets              0.45%
          ----------------------------------------------------------
          Next $300 million of average net assets              0.40%
          ----------------------------------------------------------
          Average net assets in excess of $1 billion           0.35%
          ----------------------------------------------------------

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce each fund's management fee to 0.15% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the six months ended February 28, 2005 were an effective rate of 0.15% of average daily net assets on an annualized basis for each fund.

The funds pay compensation to their Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pay no compensation directly to their Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The funds have an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $2,954 and $582 for retired Independent Trustees for the six months ended February 28, 2005 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

These funds and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The funds paid MFS an administrative fee up to the following annual percentage rates of the funds' average daily net assets:

                                              9/01/04
                                              THROUGH
EFFECTIVE DATE                                2/28/05                3/01/05

First $2 billion                              0.01120%              0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                             0.00832%              0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                             0.00032%              0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                       0.00000%              0.00000%
----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the MFS Money Market Fund and the MFS Government Money Market Fund paid MFS $21,917 and $939, equivalent to 0.00556% and 0.00543% of average daily net assets, respectively, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the six months ended February 28, 2005 for the MFS Money Market Fund and MFS Government Money Market Fund were $2,219 and $0, respectively.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the funds' average daily net assets is set periodically under the supervision of the funds' Trustees. For the period September 1, 2004 through December 31, 2004, each fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, each fund was charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the funds paid MFSC a fee of $352,543 and $15,368 for shareholder services which equated to 0.0894% and 0.0889% of the average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. Effective March 1, 2005, each fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the funds and subsequently reimbursed to MFSC which amounted to $158,105 and $3,412 for the MFS Money Market Fund and the MFS Government Money Market Fund, respectively, and other costs paid by the funds directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Money Market Fund aggregated $6,061,137,698 and $6,166,997,127 respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Government Money Market Fund aggregated $229,511,546 and $231,576,000 respectively.

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 7% and 10%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the MFS Money Market Fund and MFS Government Money Market Fund for the six months ended February 28, 2005 was $2,405 and $86 respectively and is included in miscellaneous expense. The funds had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MCM-SEM-04/05 50M

MFS(R) MID CAP GROWTH FUND                                              2/28/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                18
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       40
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               53
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      53
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year. They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Getty Images, Inc.                          2.5%
              ------------------------------------------------
              Legg Mason, Inc.                            2.5%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              Waters Corp.                                2.1%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.0%
              ------------------------------------------------
              Genzyme Corp.                               2.0%
              ------------------------------------------------
              Cytyc Corp.                                 2.0%
              ------------------------------------------------
              American Tower Corp., "A"                   1.8%
              ------------------------------------------------
              VERITAS Software Corp.                      1.7%
              ------------------------------------------------
              Citadel Broadcasting Corp.                  1.7%
              ------------------------------------------------
              EQUITY SECTORS

              Health Care                                25.0%
              ------------------------------------------------
              Technology                                 22.5%
              ------------------------------------------------
              Leisure                                    17.1%
              ------------------------------------------------
              Miscellaneous                              12.1%
              ------------------------------------------------
              Retailing                                   5.1%
              ------------------------------------------------
              Financial Services                          5.0%
              ------------------------------------------------
              Utilities & Communications                  3.6%
              ------------------------------------------------
              Energy                                      3.1%
              ------------------------------------------------
              Industrial Goods & Services                 2.3%
              ------------------------------------------------
              Transportation                              1.5%
              ------------------------------------------------
              Basic Materials                             1.4%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Mid Cap Growth Fund provided a total return of 12.93%, not including sales charges. In comparison, the fund's benchmark, the Russell MidCap Growth Index, returned 17.94%. The fund's investment objective is long-term growth of capital. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which MFS believes have reasonable valuations and above-average growth potential.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty, impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

Stock selection and an overweighted position in the health care sector held back relative performance. Medical testing company Cytyc Corp., drug company Medicis Pharmaceutical, medical technology company Millipore, and biotech firms Genzyme and Gilead Sciences, which is not in the index, were among the fund's top detractors for the period.

Stock selection in the leisure sector also dampened relative returns. Citadel Broadcasting was among the fund's top detractors. Stock selection and an underweighted position in the energy sector also hurt investment results. Our decision not to hold strong performing XTO Energy, which is in the index, detracted from relative returns.

Stocks in other sectors that held back relative performance included personal computer maker Apple Computer and electric power company AES Corp., both strong-performing companies that we did not own. Our overweight position in poor-performing JetBlue Airways also hurt performance.

CONTRIBUTORS TO PERFORMANCE

In the financial services sector, strong stock selection provided the greatest contribution to the portfolio's overall relative performance. Legg Mason was among the fund's top contributors for the period.

Not holding any stocks in the consumer staples sector boosted relative results, as the sector underperformed the benchmark.

Stock selection in the basic materials sector also helped the fund's relative performance. Our position in strong performing agribusiness firm Monsanto, which is not in the index, aided results. Stocks in other sectors that contributed to relative returns included technology companies Amdocs, F5 Networks*, and Marvell Technology, which are not in the index, Comverse Technology, and VERITAS Software. Our overweighted positions in Monster Worldwide and SpectraSite, an owner and operator of wireless towers, and our avoidance of health care company Biomet, also helped boost relative performance.

    Respectfully,

/s/ Eric Fischman                     /s/ Camille Lee

    Eric Fischman                         Camille Lee
    Portfolio Manager                     Portfolio Manager

/s/ David Sette-Ducati
    David Sette-Ducati
    Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio management team through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

                 Class
              inception
Share class      date         6-mo      1-yr      3-yr       5-yr      10-yr
------------------------------------------------------------------------------
     A         12/01/93       12.93%     2.39%     -2.59%    -8.75%      9.24%
------------------------------------------------------------------------------
     B         12/01/93       12.53%     1.62%     -3.32%    -9.43%      8.41%
------------------------------------------------------------------------------
     C          8/01/94       12.39%     1.53%     -3.32%    -9.45%      8.42%
------------------------------------------------------------------------------
     I          1/02/97       13.04%     2.73%     -2.31%    -8.50%      9.46%
------------------------------------------------------------------------------
    R1*        12/31/02       12.85%     2.16%     -2.74%    -8.83%      9.18%
------------------------------------------------------------------------------
    R2*        10/31/03       12.60%     1.92%     -3.20%    -9.36%      8.45%
------------------------------------------------------------------------------
   529A         7/31/02       12.73%     1.92%     -2.81%    -8.87%      9.16%
------------------------------------------------------------------------------
   529B         7/31/02       12.45%     1.37%     -3.47%    -9.52%      8.35%
------------------------------------------------------------------------------
   529C         7/31/02       12.45%     1.40%     -3.44%    -9.51%      8.38%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks        6-mo      1-yr      3-yr       5-yr      10-yr
------------------------------------------------------------------------------
Average  mid-cap
growth fund+                  16.91%     7.25%      5.88%    -7.13%      9.39%
------------------------------------------------------------------------------
Russell MidCap Growth
Index#                        17.94%     9.71%      9.36%    -7.01%     10.50%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
     A                         6.44%    -3.50%     -4.49%    -9.82%      8.59%
------------------------------------------------------------------------------
     B                         8.53%    -2.38%     -4.29%    -9.73%      8.41%
------------------------------------------------------------------------------
     C                        11.39%     0.53%     -3.32%    -9.45%      8.42%
------------------------------------------------------------------------------
   529A                        6.25%    -3.94%     -4.71%    -9.95%      8.51%
------------------------------------------------------------------------------
   529B                        8.45%    -2.63%     -4.45%    -9.82%      8.35%
------------------------------------------------------------------------------
   529C                       11.45%     0.40%     -3.44%    -9.51%      8.38%
------------------------------------------------------------------------------
I, RI and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
     A                        12.93%     2.39%     -7.56%   -36.72%    141.90%
------------------------------------------------------------------------------
     B                        12.53%     1.62%     -9.62%   -39.05%    124.18%
------------------------------------------------------------------------------
     C                        12.39%     1.53%     -9.63%   -39.11%    124.42%
------------------------------------------------------------------------------
     I                        13.04%     2.73%     -6.77%   -35.85%    146.90%
------------------------------------------------------------------------------
    R1**                      12.85%     2.16%     -7.99%   -37.02%    140.77%
------------------------------------------------------------------------------
    R2**                      12.60%     1.92%     -9.30%   -38.83%    124.99%
------------------------------------------------------------------------------
   529A                       12.73%     1.92%     -8.21%   -37.16%    140.20%
------------------------------------------------------------------------------
   529B                       12.45%     1.37%    -10.07%   -39.35%    123.08%
------------------------------------------------------------------------------
   529C                       12.45%     1.40%     -9.97%   -39.34%    123.57%
------------------------------------------------------------------------------


+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." In addition, on April 1, 2005, the fund launched the following new R Classes: R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.

INDEX DEFINITION

Russell MidCap Growth Index - is constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    9/01/04-
                            Ratio       9/01/04         2/28/05        2/28/05
--------------------------------------------------------------------------------
        Actual              1.27%       $1,000        $1,129           $6.70
  A     ------------------------------------------------------------------------
        Hypothetical*       1.27%       $1,000        $1,018           $6.35
--------------------------------------------------------------------------------
        Actual              2.02%       $1,000        $1,125          $10.64
  B    -------------------------------------------------------------------------
        Hypothetical*       2.02%       $1,000        $1,015          $10.09
--------------------------------------------------------------------------------
        Actual              2.02%       $1,000        $1,124          $10.64
  C     ------------------------------------------------------------------------
        Hypothetical*       2.02%       $1,000        $1,015          $10.09
--------------------------------------------------------------------------------
        Actual              1.02%       $1,000        $1,130           $5.39
  I     ------------------------------------------------------------------------
        Hypothetical*       1.02%       $1,000        $1,020           $5.11
--------------------------------------------------------------------------------
        Actual              1.52%       $1,000        $1,129           $8.02
  R1    ------------------------------------------------------------------------
        Hypothetical*       1.52%       $1,000        $1,017           $7.60
--------------------------------------------------------------------------------
        Actual              1.77%       $1,000        $1,126           $9.33
  R2    ------------------------------------------------------------------------
        Hypothetical*       1.77%       $1,000        $1,016           $8.85
--------------------------------------------------------------------------------
        Actual              1.62%       $1,000        $1,127           $8.54
  529A  ------------------------------------------------------------------------
        Hypothetical*       1.62%       $1,000        $1,017           $8.10
--------------------------------------------------------------------------------
        Actual              2.27%       $1,000        $1,125          $11.96
  529B  ------------------------------------------------------------------------
        Hypothetical*       2.27%       $1,000        $1,014          $11.34
--------------------------------------------------------------------------------
        Actual              2.26%       $1,000        $1,125          $11.91
  529C  ------------------------------------------------------------------------
        Hypothetical*       2.26%       $1,000        $1,014          $11.29
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.7%
----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
Airlines - 0.9%
----------------------------------------------------------------------------------------------
JetBlue Airways Corp.*^                                          1,022,393         $18,423,522
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 1.5%
----------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                 359,200         $18,003,104
----------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                            450,900          10,343,646
----------------------------------------------------------------------------------------------
                                                                                   $28,346,750
----------------------------------------------------------------------------------------------
Biotechnology - 7.5%
----------------------------------------------------------------------------------------------
Celgene Corp.*^                                                    330,400          $9,044,700
----------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                   277,900          14,147,889
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                     685,531          38,451,434
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                             797,800          27,563,990
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.*^                                            485,000          21,466,100
----------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                 1,136,900          27,376,552
----------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*^                                     186,100           7,449,583
----------------------------------------------------------------------------------------------
                                                                                  $145,500,248
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 9.1%
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                      2,362,050         $33,352,146
----------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                 649,621          19,326,225
----------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                            2,941,400          13,118,644
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR*                                          404,200          26,050,690
----------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                 2,191,500          28,796,310
----------------------------------------------------------------------------------------------
NTL, Inc.*                                                         291,747          18,931,463
----------------------------------------------------------------------------------------------
Omnicom Group, Inc.^                                               116,600          10,618,762
----------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                              539,800           7,416,852
----------------------------------------------------------------------------------------------
Radio One, Inc., "D"*^                                             189,100           2,584,997
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                               665,900          17,573,101
----------------------------------------------------------------------------------------------
                                                                                  $177,769,190
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                           798,500         $8,488,055
----------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                    609,650         49,162,176
----------------------------------------------------------------------------------------------
                                                                                   $57,650,231
----------------------------------------------------------------------------------------------
Business Services - 9.7%
----------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                       645,000         $25,445,250
----------------------------------------------------------------------------------------------
Ceridian Corp.*^                                                   790,900          14,433,925
----------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                      405,013          25,333,563
----------------------------------------------------------------------------------------------
DST Systems, Inc.*^                                                522,600          24,818,274
----------------------------------------------------------------------------------------------
Getty Images, Inc.*^                                               697,000          49,723,980
----------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                      224,800           6,910,352
----------------------------------------------------------------------------------------------
Manpower, Inc.                                                     230,600          10,077,220
----------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*^                                          717,650          20,704,203
----------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                   398,600          11,627,162
----------------------------------------------------------------------------------------------
                                                                                  $189,073,929
----------------------------------------------------------------------------------------------
Chemicals - 1.0%
----------------------------------------------------------------------------------------------
Monsanto Co.                                                       340,300         $20,002,834
----------------------------------------------------------------------------------------------

Computer Software - 9.1%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                     1,407,500         $41,310,125
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                            922,700          20,419,351
----------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                              807,200          18,162,000
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.*^                                        621,000          28,491,480
----------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                      113,900           4,977,430
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                  1,402,100          30,860,221
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                          1,403,500          33,992,770
----------------------------------------------------------------------------------------------
                                                                                  $178,213,377
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
----------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*^                                          384,200         $28,292,488
----------------------------------------------------------------------------------------------
Career Education Corp.*                                            565,200          19,301,580
----------------------------------------------------------------------------------------------
                                                                                   $47,594,068
----------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
----------------------------------------------------------------------------------------------
American Standard Cos., Inc.^                                      217,800          $9,975,240
----------------------------------------------------------------------------------------------

Electronics - 9.2%
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               641,400         $23,552,208
----------------------------------------------------------------------------------------------
Broadcom Corp., "A"*                                               623,600          20,111,100
----------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                  789,400          15,930,092
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                  512,300          25,312,743
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*^                                    349,700          12,795,523
----------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                            716,900          21,173,641
----------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*^                                               2,174,200          21,633,290
----------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                          490,700           8,700,111
----------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                      980,100          29,599,020
----------------------------------------------------------------------------------------------
                                                                                  $178,807,728
----------------------------------------------------------------------------------------------
Gaming & Lodging - 3.5%
----------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                         123,000          $8,841,240
----------------------------------------------------------------------------------------------
International Game Technology^                                     606,300          18,467,898
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                      634,100          29,961,225
----------------------------------------------------------------------------------------------
WMS Industries, Inc.*^                                             382,000          11,456,180
----------------------------------------------------------------------------------------------
                                                                                   $68,726,543
----------------------------------------------------------------------------------------------
General Merchandise - 2.1%
----------------------------------------------------------------------------------------------
99 Cents Only Stores*^                                           1,397,800         $21,791,702
----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                         582,300          19,169,316
----------------------------------------------------------------------------------------------
                                                                                   $40,961,018
----------------------------------------------------------------------------------------------
Insurance - 0.5%
----------------------------------------------------------------------------------------------
Genworth Financial, Inc.                                           311,300          $8,766,208
----------------------------------------------------------------------------------------------

Internet - 1.3%
----------------------------------------------------------------------------------------------
IAC/InterActiveCorp*^                                            1,126,289         $25,341,502
----------------------------------------------------------------------------------------------

Leisure & Toys - 1.4%
----------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                             431,300         $27,814,537
----------------------------------------------------------------------------------------------

Machinery & Tools - 1.8%
----------------------------------------------------------------------------------------------
Eaton Corp.                                                        193,000         $13,461,750
----------------------------------------------------------------------------------------------
Roper Industries, Inc.                                             343,800          22,209,480
----------------------------------------------------------------------------------------------
                                                                                   $35,671,230
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.2%
----------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                    865,100         $28,003,287
----------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.*^                                        246,900           9,888,345
----------------------------------------------------------------------------------------------
Province Healthcare Co.*                                           214,800           4,957,584
----------------------------------------------------------------------------------------------
                                                                                   $42,849,216
----------------------------------------------------------------------------------------------
Medical Equipment - 11.1%
----------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                    386,500         $25,702,250
----------------------------------------------------------------------------------------------
Cytyc Corp.*                                                     1,677,564          38,248,459
----------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                       538,500          29,601,345
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*^                            328,900          19,947,785
----------------------------------------------------------------------------------------------
Millipore Corp.*                                                   542,700          24,562,602
----------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                             540,300          14,836,638
----------------------------------------------------------------------------------------------
Thoratec Corp.*^                                                 1,058,200          12,433,850
----------------------------------------------------------------------------------------------
Waters Corp.*                                                      840,300          41,048,655
----------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                             115,200           9,895,680
----------------------------------------------------------------------------------------------
                                                                                  $216,277,264
----------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                 101,400          $3,395,484
----------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                 109,000           3,649,978
----------------------------------------------------------------------------------------------
                                                                                    $7,045,462
----------------------------------------------------------------------------------------------
Oil Services - 3.1%
----------------------------------------------------------------------------------------------
BJ Services Co.                                                    552,400         $27,597,904
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                712,000          26,700,000
----------------------------------------------------------------------------------------------
Halliburton Co.                                                    160,100           7,039,597
----------------------------------------------------------------------------------------------
                                                                                   $61,337,501
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.9%
----------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                  217,700         $17,444,301
----------------------------------------------------------------------------------------------

Pharmaceuticals - 4.2%
----------------------------------------------------------------------------------------------
Allergan, Inc.                                                     347,000         $26,087,460
----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*^                              738,400          16,636,152
----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                1,154,900          39,890,246
----------------------------------------------------------------------------------------------
                                                                                   $82,613,858
----------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
----------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                        112,000          $4,400,480
----------------------------------------------------------------------------------------------
Washington Post Co., "B"^                                           21,300          19,127,400
----------------------------------------------------------------------------------------------
                                                                                   $23,527,880
----------------------------------------------------------------------------------------------
Restaurants - 1.9%
----------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*^                                         798,199         $27,162,712
----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                           226,000          10,149,660
----------------------------------------------------------------------------------------------
                                                                                   $37,312,372
----------------------------------------------------------------------------------------------
Specialty Stores - 3.0%
----------------------------------------------------------------------------------------------
PETsMART, Inc.                                                     586,050         $17,874,525
----------------------------------------------------------------------------------------------
Tiffany & Co.^                                                     710,800          21,430,620
----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                     777,100          18,976,782
----------------------------------------------------------------------------------------------
                                                                                   $58,281,927
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.0%
----------------------------------------------------------------------------------------------
Comverse Technology, Inc.*^                                      1,327,200         $30,804,312
----------------------------------------------------------------------------------------------
Juniper Networks, Inc.*^                                           423,022           9,111,894
----------------------------------------------------------------------------------------------
                                                                                   $39,916,206
----------------------------------------------------------------------------------------------
Telephone Services - 3.6%
----------------------------------------------------------------------------------------------
American Tower Corp., "A"*^                                      1,947,646         $35,700,351
----------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*^                                  18,794              28,567
----------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                  861,200          14,072,008
----------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                 331,520          20,487,936
----------------------------------------------------------------------------------------------
                                                                                   $70,288,862
----------------------------------------------------------------------------------------------
Trucking - 0.6%
----------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                      219,900         $12,206,649
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,714,430,401)                                  $1,927,739,653
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 8.9%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                173,867,717        $173,867,717
----------------------------------------------------------------------------------------------

Repurchase Agreement - 2.0%
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to
be received $39,181,840 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                              $39,179,000         $39,179,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,927,477,118)(S)                          $2,140,786,370
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.6)%                                           (187,616,067)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                             $1,953,170,303
----------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) As of February 28, 2005, the fund had one security representing $3,395,484 and 0.17% of net assets that was fair valued in accordance with the policies adopted by the Board of
    Trustees.

Abbreviation:
ADR = American Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $169,790,010 of
securities on loan (identified cost, $1,927,477,118)         $2,140,786,370
---------------------------------------------------------------------------------------------------
Cash                                                                 14,837
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   1,076,198
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   4,353,163
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   348,485
---------------------------------------------------------------------------------------------------
Other assets                                                            783
---------------------------------------------------------------------------------------------------
Total assets                                                                         $2,146,579,836
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $12,339,704
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                5,956,661
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      173,867,717
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    121,347
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       516,566
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       68,909
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    631
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    21
---------------------------------------------------------------------------------------------------
  Administrative service fee                                             18
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              537,959
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $193,409,533
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,953,170,303
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $3,221,118,422
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 213,309,252
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                        (1,470,089,634)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (11,167,737)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,953,170,303
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               231,260,871
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                 $1,037,863,075
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            121,272,393
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.56
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.56)                                                  $9.08
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $434,226,262
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             53,152,467
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.17
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $132,030,043
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             16,535,303
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $7.98
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $337,190,162
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             38,904,322
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                             $8.67
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $9,965,211
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,170,298
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                             $8.52
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                       $885,524
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                104,270
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                             $8.49
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                       $587,644
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 69,115
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.50
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.50)                                                  $9.02
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $163,427
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 20,114
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.13
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $258,955
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 32,589
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $7.95
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                       $2,949,954
--------------------------------------------------------------------------------------------------
  Interest                                                           311,238
--------------------------------------------------------------------------------------------------
  Income on securities loaned                                        183,346
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (7,156)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $3,437,382
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $7,514,504
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              36,801
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      1,954,655
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           1,367,119
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           2,280,628
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             702,496
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                             18,362
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                              1,328
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              784
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              735
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            1,055
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       560
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       184
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       264
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                  664
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  54,233
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      214,083
--------------------------------------------------------------------------------------------------
  Printing                                                           132,416
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       22,482
--------------------------------------------------------------------------------------------------
  Legal fees                                                          26,154
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      232,712
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $14,562,219
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (43,174)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (4,591)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $14,514,454
--------------------------------------------------------------------------------------------------
Net investment loss                                                                   $(11,077,072)
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
  Investment transactions                                       $159,991,139
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (10,748)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                 $159,980,391
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                    $97,247,131
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                               (63)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $97,247,068
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $257,227,459
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $246,150,387
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 2/28/05                    8/31/04
                                                             (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                         $(11,077,072)              $(25,258,451)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                        159,980,391                267,474,662
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                          97,247,068               (199,507,246)
------------------------------------------------------     -------------             --------------
Change in net assets from operations                        $246,150,387                $42,708,965
------------------------------------------------------     -------------             --------------
Change in net assets from fund share transactions          $(248,723,445)              $(51,353,672)
------------------------------------------------------     -------------             --------------
Redemption fees                                                   $6,313                     $1,174
------------------------------------------------------     -------------             --------------
Total change in net assets                                   $(2,566,745)               $(8,643,533)
------------------------------------------------------     -------------             --------------

NET ASSETS

At beginning of period                                    $1,955,737,048             $1,964,380,581
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net
investment loss of $11,167,737 and $90,665,
respectively)                                             $1,953,170,303             $1,955,737,048
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                      YEARS ENDED 8/31
                                     ENDED        -----------------------------------------------------------------------------
CLASS A                            2/28/05              2004              2003            2002             2001            2000
                               (UNAUDITED)
Net asset value,
beginning of period                  $7.58             $7.43             $5.84          $10.50           $19.67          $11.34
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)            $(0.04)           $(0.08)           $(0.05)         $(0.08)          $(0.07)         $(0.10)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                1.02              0.23              1.64           (4.42)           (6.35)          10.11
-------------------------------     ------            ------            ------          ------           ------          ------
Total from investment
operations                           $0.98             $0.15             $1.59          $(4.50)          $(6.42)         $10.01
-------------------------------     ------            ------            ------          ------           ------          ------

LESS DISTRIBUTIONS

  From net realized gain on
  investments and foreign
  currency transactions                $--               $--               $--          $(0.15)          $(1.90)         $(1.68)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                          --                --                --              --            (0.85)             --
-------------------------------     ------            ------            ------          ------           ------          ------
  From paid-in capital                  --                --                --           (0.01)              --              --
-------------------------------     ------            ------            ------          ------           ------          ------
Total distributions                    $--               $--               $--          $(0.16)          $(2.75)         $(1.68)
-------------------------------     ------            ------            ------          ------           ------          ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--              $--             $--
-------------------------------     ------            ------            ------          ------           ------          ------
Net asset value, end of
period                               $8.56             $7.58             $7.43           $5.84           $10.50          $19.67
-------------------------------     ------            ------            ------          ------           ------          ------
Total return (%)(+)&                 12.93++            2.02^^           27.23          (43.48)          (35.42)          94.75
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                      YEARS ENDED 8/31
                                     ENDED        -----------------------------------------------------------------------------
CLASS A (CONTINUED)                2/28/05              2004              2003            2002             2001            2000
                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.27+             1.26              1.34            1.39             1.26            1.24
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.92)+           (0.98)            (0.76)          (0.87)           (0.50)          (0.61)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      28                94               120             147              109             132
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)            $1,037,863        $1,092,443        $1,182,259        $946,866       $1,036,376        $526,748
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                 $(0.04)**         $(0.08)**            $--             $--              $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.27+**           1.26**              --              --               --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.92)+**         (0.98)**             --              --               --              --
-------------------------------------------------------------------------------------------------------------------------------

 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. +
    Annualized. ++ Not annualized.
+++ Per share amount was less than $0.01.
^^  The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED        ---------------------------------------------------------------------------
CLASS B                            2/28/05              2004              2003            2002             2001          2000
                               (UNAUDITED)
Net asset value, beginning of
period                               $7.26             $7.17             $5.68          $10.22           $19.24        $11.16
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)            $(0.07)           $(0.13)           $(0.09)         $(0.14)          $(0.17)       $(0.22)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.98              0.22              1.58           (4.32)           (6.19)         9.92
-------------------------------     ------            ------            ------          ------           ------        ------
Total from investment
operations                           $0.91             $0.09             $1.49          $(4.46)          $(6.36)        $9.70
-------------------------------     ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS

  From net realized gain on
  investments and foreign
  currency transactions                $--               $--               $--          $(0.07)          $(1.84)       $(1.62)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                          --                --                --              --            (0.82)           --
-------------------------------     ------            ------            ------          ------           ------        ------
  From paid-in capital                  --                --                --           (0.01)              --            --
-------------------------------     ------            ------            ------          ------           ------        ------
Total distributions                    $--               $--               $--          $(0.08)          $(2.66)       $(1.62)
-------------------------------     ------            ------            ------          ------           ------        ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--              $--           $--
-------------------------------     ------            ------            ------          ------           ------        ------
Net asset value, end of
period                               $8.17             $7.26             $7.17           $5.68           $10.22        $19.24
-------------------------------     ------            ------            ------          ------           ------        ------
Total return (%)&                    12.53++            1.26^^           26.23          (43.94)          (35.85)        93.37
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED        ---------------------------------------------------------------------------
CLASS B (CONTINUED)                2/28/05              2004              2003            2002             2001          2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            2.02+             2.01              2.09            2.14             2.01          1.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.67)+           (1.73)            (1.51)          (1.60)           (1.25)        (1.36)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      28                94               120             147              109           132
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $434,226          $446,415          $498,021        $450,803         $781,652      $605,584
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                 $(0.07)**         $(0.13)**            $--             $--              $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            2.02+**           2.01**              --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.67)+**         (1.73)**             --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED        ---------------------------------------------------------------------------
CLASS C                            2/28/05              2004              2003            2002             2001          2000
                               (UNAUDITED)
Net asset value, beginning of
period                               $7.10             $7.01             $5.55          $10.00           $18.92        $11.01
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)            $(0.06)           $(0.13)           $(0.09)         $(0.14)          $(0.16)       $(0.22)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.94              0.22              1.55           (4.22)           (6.08)         9.77
-------------------------------     ------            ------            ------          ------           ------        ------
Total from investment
operations                           $0.88             $0.09             $1.46          $(4.36)          $(6.24)        $9.55
-------------------------------     ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS

  From net realized gain on
  investments and foreign
  currency transactions                $--               $--               $--          $(0.08)          $(1.85)       $(1.64)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                          --                --                --              --            (0.83)           --
-------------------------------     ------            ------            ------          ------           ------        ------
  From paid-in capital                  --                --                --           (0.01)              --            --
-------------------------------     ------            ------            ------          ------           ------        ------
Total distributions                    $--               $--               $--          $(0.09)          $(2.68)       $(1.64)
-------------------------------     ------            ------            ------          ------           ------        ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--              $--           $--
-------------------------------     ------            ------            ------          ------           ------        ------
Net asset value, end of
period                               $7.98             $7.10             $7.01           $5.55           $10.00        $18.92
-------------------------------     ------            ------            ------          ------           ------        ------
Total return (%)&                    12.39++            1.28^^          26.31          (43.94)          (35.87)        93.37
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED        ---------------------------------------------------------------------------
CLASS C (CONTINUED)                2/28/05              2004              2003            2002             2001          2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            2.02+             2.01              2.09            2.14             2.01          1.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.67)+           (1.73)            (1.51)          (1.60)           (1.25)        (1.36)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      28                94               120             147              109           132
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $132,030          $139,797          $172,466        $176,786         $301,405      $178,008
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                 $(0.06)**         $(0.13)**            $--             $--              $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            2.02+**           2.01**              --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.67)+**         (1.73)**             --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------

 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED        ---------------------------------------------------------------------------
CLASS I                            2/28/05              2004              2003            2002             2001          2000
                               (UNAUDITED)
Net asset value, beginning of
period                               $7.67             $7.49             $5.87          $10.55           $19.73        $11.37
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)            $(0.03)           $(0.06)           $(0.03)         $(0.05)          $(0.03)       $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                1.03              0.24              1.65           (4.46)           (6.37)        10.12
-------------------------------     ------            ------            ------          ------           ------        ------
Total from investment
operations                           $1.00             $0.18             $1.62          $(4.51)          $(6.40)       $10.05
-------------------------------     ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS

  From net realized gain on
  investments and foreign
  currency transactions                $--               $--               $--          $(0.16)          $(1.92)       $(1.69)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                          --                --                --              --            (0.86)           --
-------------------------------     ------            ------            ------          ------           ------        ------
  From paid-in capital                  --                --                --           (0.01)              --            --
-------------------------------     ------            ------            ------          ------           ------        ------
Total distributions                    $--               $--               $--          $(0.17)          $(2.78)       $(1.69)
-------------------------------     ------            ------            ------          ------           ------        ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--              $--           $--
-------------------------------     ------            ------            ------          ------           ------        ------
Net asset value, end of
period                               $8.67             $7.67             $7.49           $5.87           $10.55        $19.73
-------------------------------     ------            ------            ------          ------           ------        ------
Total return (%)&                    13.04++            2.40^^          27.60          (43.38)          (35.23)        95.21
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED        ---------------------------------------------------------------------------
CLASS I (CONTINUED)                2/28/05              2004              2003            2002             2001          2000
                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.02+             1.01              1.11            1.14             1.01          0.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.67)+           (0.72)            (0.53)          (0.63)           (0.26)        (0.36)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      28                94               120             147              109           132
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $337,190          $270,934          $109,332         $31,798          $30,490       $23,539
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                 $(0.03)**         $(0.06)**            $--             $--              $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.02+**           1.01**              --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.67)+**         (0.72)**             --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED          PERIOD ENDED
CLASS R1                                                  2/28/05                8/31/04               8/31/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                        $7.55                  $7.42                  $5.64###
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                   $(0.05)                $(0.10)                $(0.05)
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.02                   0.23                   1.83
------------------------------------------------------     ------                 ------                 ------
Total from investment operations                            $0.97                  $0.13                  $1.78
------------------------------------------------------     ------                 ------                 ------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
------------------------------------------------------     ------                 ------                 ------
Net asset value, end of period                              $8.52                  $7.55                  $7.42
------------------------------------------------------     ------                 ------                 ------
Total return (%)&                                           12.85++                 1.75^^               31.56++###
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.52+                  1.50                   1.67+
-------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (1.17)+                (1.22)                 (1.16)+
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             28                     94                    120
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $9,965                 $5,177                 $2,039
-------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.05)**              $(0.10)**                 $--
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.52+**                1.50**                   --
-------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (1.17)+**              (1.22)**                  --
-------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $5.66 and 31.10%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
^^  The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         SIX MONTHS                 PERIOD
                                                                            ENDED                    ENDED
CLASS R2                                                                   2/28/05                 8/31/04*
                                                                         (UNAUDITED)
Net asset value, beginning of period                                          $7.54                 $7.60###
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment loss(S)                                                      $(0.06)               $(0.09)
-----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign
 currency                                                                      1.01                  0.03
------------------------------------------------------------------------     ------                ------
Total from investment operations                                              $0.95                $(0.06)
------------------------------------------------------------------------     ------                ------
Redemption fees added to paid-in capital#                                     $0.00+++              $0.00+++
------------------------------------------------------------------------     ------                ------
Net asset value, end of period                                                $8.49                 $7.54
------------------------------------------------------------------------     ------                ------
Total return (%)&                                                             12.60++               (0.79)++###^^
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     1.77+                 1.74+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                           (1.43)+               (1.47)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               28                    94
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                      $886                  $314
-----------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                          $(0.06)**             $(0.09)**
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                     1.77+**               1.74+**
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                           (1.43)+**             (1.47)+**
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $7.61 and (0.92)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
^^  The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                     YEARS ENDED 8/31
                                               ENDED            ----------------------------------           PERIOD ENDED
CLASS 529A                                   2/28/05                   2004                   2003                8/31/02*
                                         (UNAUDITED)

Net asset value, beginning of period           $7.54                  $7.40                  $5.83                  $5.92###
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                      $(0.05)                $(0.11)                $(0.07)                $(0.00)+++
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.01                   0.25                   1.64                  (0.09)
-----------------------------------------     ------                 ------                 ------                 ------
Total from investment operations               $0.96                  $0.14                  $1.57                 $(0.09)
-----------------------------------------     ------                 ------                 ------                 ------
Redemption fees added to paid-in
capital#                                       $0.00+++               $0.00+++                 $--                    $--
-----------------------------------------     ------                 ------                 ------                 ------
Net asset value, end of period                 $8.50                  $7.54                  $7.40                  $5.83
-----------------------------------------     ------                 ------                 ------                 ------
Total return (%)(+)&                           12.73++                 1.89^^               26.93                  (1.52)###++
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                     YEARS ENDED 8/31
                                               ENDED            ----------------------------------           PERIOD ENDED
CLASS 529A (CONTINUED)                       2/28/05                   2004                   2003                8/31/02*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      1.62+                  1.60                   1.73                   1.74+
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (1.27)+                (1.32)                 (1.18)                 (1.22)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                28                     94                    120                    147
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $588                   $345                   $123                     $5
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                           $(0.05)**              $(0.11)**                 $--                    $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      1.62+**                1.60**                   --                     --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (1.27)+**              (1.32)**                  --                     --
-----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $5.84 and (0.17)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
^^  The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                     YEARS ENDED 8/31
                                               ENDED            ----------------------------------           PERIOD ENDED
CLASS 529B                                   2/28/05                   2004                   2003                8/31/02*
                                         (UNAUDITED)
Net asset value, beginning of period           $7.23                  $7.16                  $5.68                  $5.76###
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                      $(0.08)                $(0.15)                $(0.11)                $(0.01)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      0.98                   0.22                   1.59                  (0.07)
-----------------------------------------     ------                 ------                 ------                 ------
Total from investment operations               $0.90                  $0.07                  $1.48                 $(0.08)
-----------------------------------------     ------                 ------                 ------                 ------
Redemption fees added to paid-in
capital#                                       $0.00+++               $0.00+++                 $--                    $--
-----------------------------------------     ------                 ------                 ------                 ------
Net asset value, end of period                 $8.13                  $7.23                  $7.16                  $5.68
-----------------------------------------     ------                 ------                 ------                 ------
Total return (%)&                              12.45++                 0.98^^               26.06                  (1.39)###++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                     YEARS ENDED 8/31
                                               ENDED            ----------------------------------           PERIOD ENDED
CLASS 529B (CONTINUED)                       2/28/05                   2004                   2003                8/31/02*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      2.27+                  2.25                   2.36                   2.39+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (1.92)+                (1.97)                 (1.78)                 (1.85)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                28                     94                    120                    147
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                        $163                   $129                    $55                     $5
----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                           $(0.08)**              $(0.15)**                 $--                    $--
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      2.27+**                2.25**                   --                     --
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (1.92)+**              (1.97)**                  --                     --
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $5.69 and (0.18)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                     YEARS ENDED 8/31
                                               ENDED            ----------------------------------           PERIOD ENDED
CLASS 529C                                   2/28/05                   2004                   2003                8/31/02*
                                         (UNAUDITED)
Net asset value, beginning of period           $7.07                  $6.99                  $5.55                  $5.63###
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                      $(0.07)                $(0.15)                $(0.10)                $(0.01)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      0.95                   0.23                   1.54                  (0.07)
-----------------------------------------     ------                 ------                 ------                 ------
Total from investment operations               $0.88                  $0.08                  $1.44                 $(0.08)
-----------------------------------------     ------                 ------                 ------                 ------
Redemption fees added to paid-in
capital#                                       $0.00+++               $0.00+++                 $--                    $--
-----------------------------------------     ------                 ------                 ------                 ------
Net asset value, end of period                 $7.95                  $7.07                  $6.99                  $5.55
-----------------------------------------     ------                 ------                 ------                 ------
Total return (%)&                              12.45++                 1.14^^               25.95                  (1.42)###++
------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                     YEARS ENDED 8/31
                                               ENDED            ----------------------------------           PERIOD ENDED
CLASS 529C (CONTINUED)                       2/28/05                   2004                   2003                8/31/02*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      2.26+                  2.26                   2.36                   2.39+
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (1.92)+                (1.97)                 (1.78)                 (1.85)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                28                     94                    120                    147
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $259                   $183                    $86                     $5
------------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                           $(0.07)**              $(0.15)**                 $--                    $--
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      2.26+**                2.26**                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (1.92)+**              (1.97)**                  --                     --
------------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $5.56 and (0.18)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $19,352 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $23,822 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and capital losses.

The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                  $(1,625,034,484)
          ----------------------------------------------------------
          Unrealized appreciation                        111,026,643
          ----------------------------------------------------------
          Other temporary differences                        (90,665)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows: on August 31, 2011, $ (1,625,034,484).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has agreed to a voluntary reduction in its management fee to an annual rate of 0.70% on net assets in excess of $3.0 billion. This fee reduction arrangement may only be changed with approval by the Board of Trustees which oversees the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is a net increase of $9,925 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $1,399 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $398,175, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                            BEGINNING OF
                                               PERIOD
                                              THROUGH
EFFECTIVE DATE                                2/28/05             3/01/05

First $2 billion                              0.01120%           0.01626%
--------------------------------------------------------------------------------
Next $2.5 billion                             0.00832%           0.01206%
--------------------------------------------------------------------------------
Next $2.5 billion                             0.00032%           0.00056%
--------------------------------------------------------------------------------
In excess of $7 billion                       0.00000%           0.00000%
--------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $54,233 equivalent to 0.0054% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $38,542 and $317 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                           CLASS A     CLASS B     CLASS C  CLASS R1  CLASS R2

Distribution Fee             0.10%       0.75%       0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                  0.25%       0.25%       0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan      0.35%       1.00%       1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                        CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee             0.25%       0.75%       0.75%
--------------------------------------------------------------------------------
Service Fee                  0.25%       0.25%       0.25%
--------------------------------------------------------------------------------
Total Distribution Plan      0.50%       1.00%       1.00%
--------------------------------------------------------------------------------

MFD may retain all or a rtion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by
MFD                          $16,999     $2,513     $1,969        $9       $13
--------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Service Fee Retained by
MFD                             $172          $8         $34
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine. Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine. The Class A service fee is currently being waived.

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.25%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                           CLASS A    CLASS B    CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred
Sales Charges Imposed     $22,539   $689,369     $26,640        $--       $24
-------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $903,237 for shareholder services which equated to 0.0902% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $697,912, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $549,005,532 and $800,283,261, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                              $1,932,512,659
         -----------------------------------------------------------
         Gross unrealized appreciation                 $293,595,751
         -----------------------------------------------------------
         Gross unrealized depreciation                  (85,322,040)
         -----------------------------------------------------------
         Net unrealized appreciation (depreciation)    $208,273,711
         -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended 2/28/05              Year ended 8/31/04
                                         SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                              15,884,168      $132,704,021       66,091,057      $521,863,634
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (38,745,343)     (324,683,092)     (81,105,255)     (644,213,231)
---------------------------------------------------------------------------------------------------------
Net change                              (22,861,175)    $(191,979,071)     (15,014,198)    $(122,349,597)
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               2,394,192       $19,129,146       11,092,159       $84,650,131
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (10,713,570)      (85,816,442)     (19,079,979)     (145,779,647)
---------------------------------------------------------------------------------------------------------
Net change                               (8,319,378)     $(66,687,296)      (7,987,820)     $(61,129,516)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 739,915        $5,787,273        3,635,552       $26,761,537
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,900,292)      (30,543,443)      (8,549,423)      (63,882,026)
---------------------------------------------------------------------------------------------------------
Net change                               (3,160,377)     $(24,756,170)      (4,913,871)     $(37,120,489)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               6,927,083       $58,917,484       22,568,363      $179,754,382
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,364,635)      (29,111,214)      (1,814,958)      (14,403,292)
---------------------------------------------------------------------------------------------------------
Net change                                3,562,448       $29,806,270       20,753,405      $165,351,090
---------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                 668,573        $5,614,367          819,370        $6,492,434
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (184,111)       (1,533,186)        (408,142)       (3,346,275)
---------------------------------------------------------------------------------------------------------
Net change                                  484,462        $4,081,181          411,228        $3,146,159
---------------------------------------------------------------------------------------------------------

                                         Six months ended 2/28/05             Period ended 8/31/04*
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS R2 SHARES

Shares sold                                 121,148        $1,047,551           55,933          $447,796
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (58,483)         (508,450)         (14,328)         (106,604)
---------------------------------------------------------------------------------------------------------
Net change                                   62,665          $539,101           41,605          $341,192
---------------------------------------------------------------------------------------------------------

                                         Six months ended 2/28/05              Year ended 8/31/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES

Shares sold                                  25,573          $218,324           30,618          $242,775
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (2,150)          (18,022)          (1,509)          (11,840)
---------------------------------------------------------------------------------------------------------
Net change                                   23,423          $200,302           29,109          $230,935
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   2,738           $21,892           10,337           $78,249
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (404)           (3,245)            (290)           (2,127)
---------------------------------------------------------------------------------------------------------
Net change                                    2,334           $18,647           10,047           $76,122
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   8,400           $66,914           14,060          $104,096
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (1,698)          (13,323)            (499)           (3,664)
---------------------------------------------------------------------------------------------------------
Net change                                    6,702           $53,591           13,561          $100,432
---------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 4%, 8% and 5%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $6,345, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            OTC-SEM-04/05 175M

MFS(R) MUNICIPAL BOND FUND                                              2/28/05



SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       10
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            12
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                31
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       39
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               51
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      51
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Bonds                                      99.6%
              Cash & Other Net Assets                     0.4%

              TOP FIVE BOND INDUSTRIES*

              Municipal Owned Utilities                  18.5%
              ------------------------------------------------
              Healthcare/Hospitals                       15.0%
              ------------------------------------------------
              Municipal General Obligations/GP           13.8%
              ------------------------------------------------
              State and Local Approp.                     9.4%
              ------------------------------------------------
              Municipal General Obligations/Schools       8.5%
              ------------------------------------------------
              CREDIT QUALITY OF BONDS**

              AAA                                        53.1%
              ------------------------------------------------
              AA                                         10.4%
              ------------------------------------------------
              A                                          24.1%
              ------------------------------------------------
              BBB                                        12.1%
              ------------------------------------------------
              BB                                          0.1%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                            6.2
              ------------------------------------------------
              Average Life                          14.3 yrs.
              ------------------------------------------------
              Average Maturity***                   15.1 yrs.
              ------------------------------------------------
              Average Quality                              AA
              ------------------------------------------------
              Average Quality Short Term Bonds            A-1
              ------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 2/28/05.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 2/28/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Municipal Bond Fund provided a total return of 2.20%, not including sales charges. In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 2.40%. The fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital. The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax. The fund may invest in municipal securities, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village or authority.

MARKET ENVIRONMENT

At the start of the period, we believed that markets were concerned about the sustainability of the economic recovery. Fixed income markets had finished strongly in 2003. This bond-friendly environment was interrupted by strong U.S. employment and economic data in the second quarter of 2004, which we believe precipitated a bond market selloff. Accelerating domestic demand in the first half of the period, coupled with rising inflation and a very accommodative monetary stance caused the U.S. Federal Reserve to begin raising short-term rates in June. Despite four more rate hikes in the second half of the year, we believe U.S. economic conditions contributed to a decline in longer maturity bond yields, while corporate and emerging bond yields narrowed to U.S. Treasuries. Under this scenario the yield curve flattened - interest rates on the short end of the curve moved up while rates on the long end decreased slightly.

Compared to 2003, where we believed a large number of states and municipalities issued debt in order to take advantage of historically low interest rates, the rate of new bond issuance fell in 2004. However, demand for municipal bonds did not decline with issuance. In our view, this supply- demand scenario aided municipal bond performance over the period.

DETRACTORS FROM PERFORMANCE

Security selection in the credit enhanced (insured bonds) sector detracted from performance. Our underweighted position, relative to the Lehman Brothers Municipal Bond Index, in the tobacco sector modestly held back results for the period. Our overweighting in pre-refunded bonds also hurt performance.

CONTRIBUTORS TO PERFORMANCE

The fund benefited from sector selection and our positioning on the yield curve. Our overweighted position in the health care sector boosted relative returns. Our relative underweighting in general obligation bonds also helped results during the period.

    Respectfully,

/s/ Geoffrey L. Schechter                  /s/ Michael L. Dawson

    Geoffrey L. Schechter                      Michael L. Dawson
    Portfolio Manager                          Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                 Class
              inception
Share class      date         6-mo      1-yr      3-yr       5-yr      10-yr
------------------------------------------------------------------------------
     A         12/16/76        2.20%     2.57%      5.47%     7.00%      5.76%
------------------------------------------------------------------------------
     B          9/07/93        1.81%     1.79%      4.64%     6.17%      4.90%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average general
municipal debt fund+           2.14%     2.18%      4.81%     6.27%      5.50%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                    2.40%     2.96%      5.62%     7.18%      6.51%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

Share class                   6-mo      1-yr      3-yr       5-yr      10-yr
------------------------------------------------------------------------------
     A                        -2.66%    -2.30%      3.78%     5.97%      5.25%
------------------------------------------------------------------------------
     B                        -2.18%    -2.12%      3.72%     5.85%      4.90%
------------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
     A                         2.20%     2.57%     17.33%    40.28%     75.08%
------------------------------------------------------------------------------
     B                         1.81%     1.79%     14.57%    34.88%     61.40%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - is a rules-based, market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

The portfolio invests in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. The prices of these securities will decline when interest rates rise, and increase when rates fall. In addition, municipal securities are subject to credit (failure to make timely principal or interest payments) and maturity (longer maturity dates increase security price fluctuations) risks.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

Speculative bonds are subject to a higher risk that the issuer will default on payments of principal and interest than higher-rated investment grade bonds. Although the issuer's ability to make interest and principal payments appears adequate, an adverse change in economic conditions or other circumstances is more likely to cause a default by the issuer of a speculative bond than the issuer of a higher-rated investment grade bond. If a security purchased by the fund is downgraded to below investment grade, the security will be sold only if MFS believes it is advantageous to do so.

The portfolio's investment in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When a portfolio invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purpose.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    9/01/04-
                            Ratio       9/01/04         2/28/05        2/28/05
--------------------------------------------------------------------------------
        Actual              0.49%       $1,000        $1,022            $2.46
  A     ------------------------------------------------------------------------
        Hypothetical*       0.49%       $1,000        $1,022            $2.46
--------------------------------------------------------------------------------
        Actual              1.25%       $1,000        $1,018            $6.25
  B    -------------------------------------------------------------------------
        Hypothetical*       1.25%       $1,000        $1,019            $6.26
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.2%
----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien
Passenger Facility D), AMBAC, 5.5%, 2019                         $1,845,000         $2,005,146
----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (3rd Lien
Passenger Facility B), FSA, 5.75%, 2022                           1,125,000          1,250,685
----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA,
9.8047%, 2022+(+)                                                 2,500,000          3,056,250
----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES,
XLCA, 10.3047%, 2029+(+)                                          3,000,000          3,688,080
----------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC,
9.82%, 2017+(+)                                                   2,500,000          3,017,350
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6%, 2011                         955,000          1,062,829
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6%, 2012                         250,000            276,938
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2017                   1,500,000          1,688,250
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013(++)             3,165,000          4,554,403
----------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority (Buffalo-
Niagara International Airport), MBIA, 5.875%, 2013                1,485,000          1,627,233
----------------------------------------------------------------------------------------------
Port of Seattle, WA, "A", FGIC, 5.5%, 2021                        4,000,000          4,203,200
----------------------------------------------------------------------------------------------
                                                                                   $26,430,364
----------------------------------------------------------------------------------------------
General Obligations - General Purpose - 13.6%
----------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage,
5.75%, 2020                                                      $2,750,000         $3,054,040
----------------------------------------------------------------------------------------------
Chicago IL, Lakefront Millenium Parking Facilities, MBIA,
0% to 2006, 5.7% to 2025                                          2,355,000          2,427,746
----------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2020                                   3,785,000          4,325,120
----------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 9.366%, 2018+(+)                       5,900,000          7,685,694
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                   5,000,000          5,585,700
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008(++)                6,300,000          6,997,725
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009                7,000,000          7,873,028
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLs, 8.7793%, 2011(++),+(+)       2,870,000          3,522,351
----------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, XLCA, 8.9628%, 2017+(+)        1,150,000          1,514,251
----------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2017                                    830,000            952,425
----------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010(++)                              1,000,000          1,170,030
----------------------------------------------------------------------------------------------
Detroit, MI, 6.25%, 2009                                          5,235,000         $5,304,626
----------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC,
5.5%, 2017                                                        6,000,000          6,403,740
----------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6%, 2016                               1,005,000          1,134,504
----------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009(++)                        3,315,000          3,843,278
----------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C",
XLCA, 0%, 2027                                                    1,860,000            511,165
----------------------------------------------------------------------------------------------
New York City Urban Development Corp., 5.5%, 2016                14,690,000         15,533,794
----------------------------------------------------------------------------------------------
New York City, NY, "B", 7.5%, 2007                                  955,000            958,810
----------------------------------------------------------------------------------------------
New York City, NY, "B", 5.75%, 2015                               5,850,000          6,564,519
----------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2006(++)                         11,085,000         11,568,749
----------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2007(++)                          8,500,000          9,265,850
----------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2006(++)                          9,500,000          9,914,580
----------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2030                                       1,180,000          1,222,256
----------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                    100,000            112,071
----------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                         2,990,000          3,115,251
----------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                            2,000,000          2,120,380
----------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(++)                                1,835,000            905,573
----------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(++)                                3,150,000          1,267,907
----------------------------------------------------------------------------------------------
State of California, 5.5%, 2012                                     350,000            386,414
----------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                   5,000,000          5,627,050
----------------------------------------------------------------------------------------------
State of California, 5.1%, 2034                                   5,000,000          5,108,100
----------------------------------------------------------------------------------------------
State of California, RITES, 9.2529%, 2012+(+)                     5,825,000          7,127,703
----------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 9.8507%, 2017+(+)               6,875,000          8,728,638
----------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                  3,880,000          4,503,167
----------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                     4,360,000          5,030,786
----------------------------------------------------------------------------------------------
                                                                                  $161,367,021
----------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.8%
----------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                      $1,000,000         $1,109,560
----------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                            3,095,000          3,576,242
----------------------------------------------------------------------------------------------
District of Columbia, MBIA, ETM, 6.5%, 2010(++)                   2,905,000          3,376,452
----------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority General
Transportation Systems, "A", XLCA, 7%, 2021                      10,185,000         13,025,291
----------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transportation
Systems, "C", XLCA, 6.1%, 2013                                   10,200,000         11,981,022
----------------------------------------------------------------------------------------------
                                                                                   $33,068,567
----------------------------------------------------------------------------------------------
General Obligations - Schools - 8.4%
----------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017               $3,000,000         $3,244,290
----------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                5,160,000          5,761,914
----------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015               20,295,000         23,863,876
----------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC,
8.843%, 2019+(+)                                                  5,000,000          6,333,200
----------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010            4,000,000          4,711,320
----------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034          2,360,000          2,537,283
----------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014          1,735,000          2,269,640
----------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM,
9.125%, 2014(++)                                                    265,000            357,178
----------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(++)                   725,000            833,257
----------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(++)                   865,000            994,162
----------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027               1,000,000          1,043,910
----------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building &
Site), FSA, 5%, 2028                                              1,000,000          1,047,080
----------------------------------------------------------------------------------------------
Highland Park, TX, Independent School District,
5.125%, 2016                                                      2,525,000          2,682,762
----------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, 6.5%, 2011(++)                   1,345,000          1,579,205
----------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(++)            1,245,000          1,453,575
----------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2035                               1,150,000          1,270,175
----------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                       1,765,000            537,054
----------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2027                                       1,570,000            447,246
----------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010(++)                 1,150,000          1,317,981
----------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010(++)                 1,000,000          1,146,070
----------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018           4,885,000          2,359,992
----------------------------------------------------------------------------------------------
Lewisville, TX, Independent School District, PSF, 5%, 2018        8,500,000          8,956,535
----------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027            785,000            909,109
----------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028            785,000            907,327
----------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2016                    500,000            548,285
----------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election
of 2002, MBIA, 5%, 2027                                           2,200,000          2,305,424
----------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, PSF, 0%, 2014          2,000,000          1,290,720
----------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF,
5.625%, 2025                                                      2,000,000          2,239,400
----------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF,
5.625%, 2026                                                      2,000,000          2,231,120
----------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of
1999, MBIA, 5%, 2028                                              2,500,000          2,603,525
----------------------------------------------------------------------------------------------
Snohomish County, WA, School District 6, 6%, 2010(++)             1,690,000          1,936,419
----------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg),
Rev., MBIA, 0%, 2028                                              2,150,000            643,173
----------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg),
Rev., MBIA, 0%, 2030                                              2,150,000            571,148
----------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg),
Rev., MBIA, 0%, 2031                                              1,170,000            293,378
----------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF,
5.25%, 2028                                                       1,900,000          2,022,702
----------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF,
5.25%, 2031                                                       2,000,000          2,118,520
----------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029          3,955,000          4,181,938
----------------------------------------------------------------------------------------------
                                                                                   $99,549,893
----------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.9%
----------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital),
FSA, 5.25%, 2025                                                 $1,000,000         $1,075,040
----------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                    1,000,000          1,046,830
----------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                      1,750,000          1,821,768
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                           1,250,000          1,389,888
----------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center), 6.5%, 2013          1,165,000          1,171,734
----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028        2,440,000          2,448,394
----------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare),
MBIA, ETM, 5.25%, 2019(++)                                        6,750,000          7,122,735
----------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart
General Hospital, Inc.), 5.25%, 2018                              1,000,000          1,043,340
----------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart
General Hospital, Inc.), 5.25%, 2020                              4,345,000          4,438,287
----------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical
Center), "A", FSA, 5.25%, 2034                                    5,000,000          5,323,150
----------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health System), 5.5%, 2031                     1,555,000          1,607,606
----------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                       1,500,000          1,573,530
----------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. "A"
(Texas Children's Hospital), 5.375%, 2015                         4,300,000          4,542,004
----------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp.
Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2029          2,000,000          2,212,540
----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                            1,000,000          1,083,620
----------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026          2,595,000          2,711,567
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena
Health), MBIA, 5.25%, 2012                                        1,600,000          1,703,808
----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Advocate
Health Care Network), MBIA, 5.7%, 2011                            3,005,000          3,242,155
----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra
Health Systems), 5.25%, 2024                                      5,500,000          5,520,790
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health
Care Network), 6.375%, 2015                                       1,800,000          2,017,782
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                              6,500,000          7,065,240
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                            2,650,000          2,778,287
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6%, 2024                      1,165,000          1,270,223
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2022                                             1,975,000          2,048,095
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health),
FHA, 5.15%, 2037                                                  2,400,000          2,466,120
----------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Deaconess
Hospital) "A", AMBAC, 5.375%, 2034                                2,075,000          2,219,171
----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Genesis Medical Center), 6.125%, 2016                            2,195,000          2,367,527
----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                4,750,000          5,174,840
----------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625%, 2019                                           2,610,000          2,750,340
----------------------------------------------------------------------------------------------
Marshall County, AL, Health Care "A", 5.75%, 2015                 1,000,000          1,088,090
----------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial
Medical Center) "B", 5.875%, 2032                                 2,200,000          2,283,952
----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (Lifebridge Health), "A", 5.125%, 2034                       1,000,000          1,024,900
----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (Medstar Health), 5.5%, 2033                                 1,115,000          1,163,380
----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (University of Maryland Medical System), 6.75%, 2030         1,000,000          1,135,720
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7%, 2015                                2,500,000          2,589,625
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare Systems), 5.75%, 2021                   1,500,000          1,666,830
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. "A" (Crittenton),
5.625%, 2027                                                      1,000,000          1,052,210
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clement), MBIA, 5.75%, 2017                                       2,900,000          3,192,030
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy
Health System), MBIA, ETM, 5.375%, 2014(++)                         515,000            550,751
----------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical
Center), 6%, 2043                                                   750,000            785,490
----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing
Authority Rev. (Baptist Health), "A-2", MBIA, 0% to 2007,
5% to 2022                                                        4,620,000          4,168,811
----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing
Authority Rev. (Baptist Health), "A-2", MBIA, 0% to 2007,
5% to 2024                                                        6,910,000          6,171,874
----------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                  1,335,000          1,392,218
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter
Hospital), 6%, 2016                                               1,000,000          1,093,200
----------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev.
(Texas Health Resources System), MBIA, 5%, 2017                   5,000,000          5,213,300
----------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev.
(United Regional Health Care System, Inc.), 6%, 2023              4,000,000          4,262,680
----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital
Rev. (Adventist Health Systems), 5.625%, 2032                     1,490,000          1,582,529
----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital
Rev. (Orlando Regional Healthcare), 5.75%, 2032                   2,230,000          2,390,828
----------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca Raton
Hospital), 5.5%, 2021                                             1,500,000          1,577,025
----------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                        1,560,000          1,867,070
----------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev. (Alleghany
Delaware Valley), MBIA, 5.3%, 2006                                1,975,000          2,041,005
----------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev. (Allegheny
Delaware Valley), MBIA, 5.875%, 2016                              5,000,000          5,297,750
----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2021                2,000,000          2,248,540
----------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health Systems), 6.375%, 2022                                     1,000,000          1,068,260
----------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016                                          770,000            783,452
----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012(++)            1,255,000          1,497,428
----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), ETM, 6.375%, 2019(++)         745,000            883,116
----------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                  2,055,000          2,124,151
----------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev,
"A", MBIA, 5%, 2031                                                 970,000          1,004,707
----------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital),
6.375%, 2020                                                      1,200,000          1,341,180
----------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                 2,000,000          2,072,820
----------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp.
(Fort Worth Osteopathic), MBIA, 6%, 2021                          6,000,000          6,246,900
----------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp.
(Texas Health Resources), MBIA, 5.25%, 2018                       8,605,000          9,226,539
----------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2%, 2026                                      1,250,000          1,333,525
----------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                              1,595,000          1,797,182
----------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                              2,465,000          2,769,773
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017                               520,000            561,610
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2021                               650,000            690,625
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                          2,000,000          2,308,100
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5.75%, 2025                        3,000,000          3,190,500
----------------------------------------------------------------------------------------------
                                                                                  $175,976,087
----------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.2%
----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev.
(Buckner Retirement Facility), 5.25%, 2019                       $2,500,000         $2,547,850
----------------------------------------------------------------------------------------------

Industrial Revenue - Chemicals - 0.3%
----------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), 5.7%, 2033                                                 $3,500,000         $3,807,195
----------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 0.3%
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Management, Inc.), 5.7%, 2018                             $1,730,000         $1,852,795
----------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625%, 2026                                                      1,500,000          1,614,030
----------------------------------------------------------------------------------------------
                                                                                    $3,466,825
----------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.4%
----------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                        $670,000           $690,797
----------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority
Pollution Control Rev., "A", (PP&L Electric Util. Corp.)
FGIC, 4.7%, 2029                                                  1,180,000          1,171,504
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Flour Corp.), 5.625%, 2019                         8,650,000          9,125,837
----------------------------------------------------------------------------------------------
Shelby County, TN (FedEx Corp.), 5.05%, 2012                      1,400,000          1,499,064
----------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                        3,640,000          3,781,996
----------------------------------------------------------------------------------------------
                                                                                   $16,269,198
----------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.5%
----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), 6.25%, 2027          $1,500,000         $1,691,325
----------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement
(International Paper Co.), 5.7%, 2014                             1,400,000          1,545,978
----------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev. "A" (International Paper
Co.), 5.125%, 2018                                                1,500,000          1,530,705
----------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                             1,250,000          1,326,000
----------------------------------------------------------------------------------------------
                                                                                    $6,094,008
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
----------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA,
0%, 2032                                                         $5,835,000         $1,270,980
----------------------------------------------------------------------------------------------

Miscellaneous Revenue - Other - 1.0%
----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%,
2013##                                                           $2,675,000         $2,676,766
----------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., FSA,
5.85%, 2010(++)                                                   4,000,000          4,511,000
----------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., FSA,
5.9%, 2010(++)                                                    4,500,000          5,085,090
----------------------------------------------------------------------------------------------
                                                                                   $12,272,856
----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.6%
----------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025                                 $3,500,000         $3,652,355
----------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine
Terminal), MBIA, 5.5%, 2028                                         785,000            858,366
----------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.625%, 2020          670,000            707,312
----------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031         1,755,000          1,845,734
----------------------------------------------------------------------------------------------
                                                                                    $7,063,767
----------------------------------------------------------------------------------------------
Parking - 0.1%
----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                      $375,000           $227,914
----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                       450,000            255,906
----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                       975,000            518,447
----------------------------------------------------------------------------------------------
                                                                                    $1,002,267
----------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.9%
----------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                $8,965,000         $7,684,708
----------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5%, 2022                               5,000,000          6,140,850
----------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev.,
6.25%, 2018                                                       4,580,000          5,382,324
----------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion,
MBIA, 5.25%, 2042                                                 2,340,000          2,456,766
----------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place, MBIA,
0%, 2032                                                          4,000,000          1,001,640
----------------------------------------------------------------------------------------------
                                                                                   $22,666,288
----------------------------------------------------------------------------------------------
Single Family Housing - Local - 2.2%
----------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev. "A", GNMA, 6.05%, 2032                             $2,000,000         $2,120,920
----------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55%, 2030                                                   760,000            801,063
----------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 7.3%, 2031                                                    145,000            149,067
----------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev. "B", GNMA,
6%, 2033                                                            710,000            740,424
----------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev. "C", GNMA,
7%, 2032                                                            125,000            126,873
----------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%, 2030         115,000            115,834
----------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031           195,000            199,990
----------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                         390,000            410,842
----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                        570,000            608,173
----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026                                                          260,000            271,879
----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                         825,000            877,544
----------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA,
7%, 2031                                                            170,000            171,970
----------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030         2,175,000          2,286,817
----------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 6.5%, 2023                     210,000            222,881
----------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.4%, 2029                     520,000            535,444
----------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated, "3", GNMA, 5.3%, 2028                       1,465,000          1,507,954
----------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA,
6.2%, 2034                                                          935,000            974,083
----------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028            5,000              5,064
----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA,
7.05%, 2030                                                         930,000            993,817
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "A", GNMA, FNMA, 4%, 2036                                   2,355,000          2,531,531
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "A-5", GNMA, FNMA, 3%, 2027                                 1,175,000          1,261,386
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "A-5", GNMA, FNMA, 4%, 2036                                 2,435,000          2,579,590
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "B", GNMA, 5.45%, 2027                                      1,485,000          1,566,304
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875%, 2026                                            840,000            867,905
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2029                                             575,000            605,038
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2033                                           1,610,000          1,712,364
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6%, 2035                                              1,815,000          1,964,175
----------------------------------------------------------------------------------------------
                                                                                   $26,208,932
----------------------------------------------------------------------------------------------
Single Family Housing - State - 3.8%
----------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities
Program, "B", GNMA, 4.45%, 2034                                  $1,610,000         $1,627,050
----------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA,
0%, 2019                                                         16,170,000          7,035,567
----------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0%, 2028                                                    2,175,000            655,371
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014               44,000             44,621
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016              435,000            452,056
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016              215,000            215,965
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021              270,000            280,643
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023               790,000            815,683
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2025              199,000            202,986
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027               140,000            140,528
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030               545,000            563,465
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031              430,000            436,953
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032               745,000            764,124
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2",
8.4%, 2021                                                          195,000            196,613
----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 7.55%, 2031                                             725,000            776,801
----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032                                              960,000            995,981
----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.375%, 2033                                          1,450,000          1,540,002
----------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing
Finance "B", 4.8%, 2023                                           1,425,000          1,450,436
----------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1%, 2034                     3,725,000          3,950,921
----------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA,
7.55%, 2027                                                         346,000            354,972
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
6.7%, 2030                                                        1,210,000          1,241,037
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
7.45%, 2031                                                         185,000            191,738
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
6.85%, 2032                                                         380,000            398,023
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
6.75%, 2034                                                         480,000            494,678
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030          490,000            501,765
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030         1,255,000          1,288,760
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031            465,000            473,640
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031              925,000            986,254
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
7.1%, 2030                                                          375,000            394,298
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032                                                       1,625,000          1,694,339
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.35%, 2033                                                         745,000            774,040
----------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "13-A",
4.25%, 2028                                                       1,605,000          1,626,266
----------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance,
5%, 2033                                                          1,660,000          1,676,550
----------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                    305,000            313,574
----------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1%, 2021                                            6,005,000          6,448,830
----------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032             2,595,000          2,652,998
----------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family
Housing, GNMA, 5%, 2023                                             720,000            739,202
----------------------------------------------------------------------------------------------
                                                                                   $44,396,730
----------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
----------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII",
4.75%, 2007                                                        $500,000           $510,460
----------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev.,
Resource Recovery Facilities (American Ref-Fuel Co.), "A",
6.2%, 2019                                                        1,250,000          1,300,613
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014                                 2,400,000          2,563,296
----------------------------------------------------------------------------------------------
                                                                                    $4,374,369
----------------------------------------------------------------------------------------------
State & Agency - Other - 0.9%
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
5.75%, 2013                                                      $5,000,000         $5,610,500
----------------------------------------------------------------------------------------------
Orange County, CA, California Recovery Certificates, MBIA,
6%, 2026                                                          5,000,000          5,331,200
----------------------------------------------------------------------------------------------
                                                                                   $10,941,700
----------------------------------------------------------------------------------------------
State & Local Agencies - 9.3%
----------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015           $1,610,000         $1,831,053
----------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016            1,705,000          1,938,329
----------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES,
AMBAC, 9.3639%, 2018(+)                                          16,250,000         21,517,275
----------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010(++)     1,000,000          1,158,790
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2028                      4,000,000          4,190,880
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2043                        3,925,000          4,168,193
----------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020            5,000,000          5,429,450
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. "B", 6%, 2007                   1,495,000          1,585,433
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services
Facilities, 5.75%, 2007(++)                                          10,000             10,811
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services
Facilities, 5.75%, 2010                                           1,990,000          2,138,713
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services
Facilities, ETM, 6%, 2007(++)                                         5,000              5,334
----------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center),
"A", MBIA, 5.5%, 2035                                             7,000,000          7,762,510
----------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC, ETM,
6.7%, 2016(++)                                                   26,195,000         31,626,533
----------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017           5,000,000          5,336,700
----------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease
Rev. (California Department of Transportation), 5.5%, 2014       10,000,000         10,396,000
----------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.),
FGIC, 5.5%, 2011(++)                                              7,500,000          8,415,750
----------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev. "A",
AMBAC, 5.5%, 2027                                                 2,000,000          2,182,660
----------------------------------------------------------------------------------------------
                                                                                  $109,694,414
----------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
----------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016      $2,500,000         $2,690,000
----------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev.,
5.85%, 2017                                                       2,800,000          3,011,260
----------------------------------------------------------------------------------------------
                                                                                    $5,701,260
----------------------------------------------------------------------------------------------
Tax - Other - 0.9%
----------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC,
6.25%, 2011                                                      $3,640,000         $4,239,544
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2024                                                     910,000            944,726
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2029                                                  1,640,000          1,722,049
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2031                                                     730,000            749,863
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2034                                                  1,095,000          1,142,359
----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A",
5.5%, 2022                                                        2,000,000          2,068,320
----------------------------------------------------------------------------------------------
                                                                                   $10,866,861
----------------------------------------------------------------------------------------------
Tobacco - 1.2%
----------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.),
6.125%, 2027                                                     $2,225,000         $2,268,210
----------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033           2,820,000          2,845,577
----------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024             1,050,000          1,066,191
----------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2025                                     3,000,000          2,784,900
----------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                1,235,000          1,211,868
----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032              2,460,000          2,447,282
----------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028         1,500,000          1,530,450
----------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                 160,000            165,978
----------------------------------------------------------------------------------------------
                                                                                   $14,320,456
----------------------------------------------------------------------------------------------
Toll Roads - 1.6%
----------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation
"B", MBIA, 0%, 2010(++)                                          $5,000,000         $2,694,300
----------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024          3,860,000          3,955,805
----------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA,
9.1237%, 2020+(+)                                                 5,000,000          5,684,800
----------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation "B", AMBAC, 0%, 2018                         1,250,000            647,538
----------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation "B", AMBAC, 0%, 2019                         2,000,000            968,400
----------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation "C", FSA, 0% to 2011, 5.35% to 2016          1,000,000            794,530
----------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President
George Bush Highway), AMBAC, 5%, 2006(++)                         2,885,000          3,004,785
----------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President
George Bush Highway), AMBAC, 5%, 2016                             1,615,000          1,678,227
----------------------------------------------------------------------------------------------
                                                                                   $19,428,385
----------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.8%
----------------------------------------------------------------------------------------------
Illinois Regional Transportation Authority Rev., MBIA,
6.25%, 2018                                                      $4,400,000         $5,425,068
----------------------------------------------------------------------------------------------
Jacksonville, FL, Transpotation Authority, ETM, 9.2%, 2015(++)    2,000,000          2,732,780
----------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, 5.75%, 2013       5,600,000          6,332,592
----------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY "A", FSA,
5%, 2030                                                          2,750,000          2,854,775
----------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, AMBAC,
5%, 2030                                                          5,000,000          5,182,700
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease "A", FSA, 6%, 2009(++)            1,325,000          1,483,748
----------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., ROLs,
FSA, 9.0328%, 2011+(+)                                            7,500,000          9,364,650
----------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems "B", 5.25%, 2007(++)                       8,500,000          9,162,065
----------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev.,
5.25%, 2013                                                       2,420,000          2,578,897
----------------------------------------------------------------------------------------------
                                                                                   $45,117,275
----------------------------------------------------------------------------------------------
Universities - Colleges - 4.6%
----------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative
Facilities Rev., "B", XLCA, 5.125%, 2034                         $2,400,000         $2,538,192
----------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School),
FSA, 5.25%, 2032                                                  3,500,000          3,694,075
----------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Univeristy of Chicago),
"A", 5%, 2034                                                       785,000            812,765
----------------------------------------------------------------------------------------------
Los Angeles, CA, Community College "B", FSA, 5%, 2027             5,000,000          5,237,450
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                       4,975,000          5,926,966
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625%, 2010(++)               350,000            409,126
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev., RITES (Harvard University), 10.817%, 2020+(+)               8,410,000         12,708,015
----------------------------------------------------------------------------------------------
Ohio State University, 6%, 2017                                     500,000            564,975
----------------------------------------------------------------------------------------------
Rhode Island State, Health & Educational Building Corp.,
(Higher Educational Facilities), "D", XLCA, 5.5%, 2035            9,140,000         10,021,370
----------------------------------------------------------------------------------------------
Texas A&M University, Permanent University Fund, "A",
0%, 2007                                                          6,695,000          6,239,472
----------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2015         1,000,000          1,141,060
----------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B",
MBIA, 5%, 2034                                                      810,000            840,116
----------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev. "A", FGIC,
5.5%, 2029                                                        3,500,000          3,813,180
----------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010(++)                     500,000            563,140
----------------------------------------------------------------------------------------------
                                                                                   $54,509,902
----------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
----------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer
Housing Corp.), "A", 6%, 2021                                    $1,000,000         $1,043,380
----------------------------------------------------------------------------------------------

Universities - Secondary Schools - 0.7%
----------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5%, 2020                                       $6,000,000         $6,361,740
----------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024            1,500,000          1,639,875
----------------------------------------------------------------------------------------------
                                                                                    $8,001,615
----------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.2%
----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                             $4,880,000         $4,985,066
----------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit
Edison), MBIA, 7%, 2008                                           3,000,000          3,388,590
----------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution
Control (CT Light and Power), 5.9%, 2016                          3,500,000          3,647,945
----------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution
Control Rev. (CT Light and Power), 5.9%, 2018                     1,000,000          1,062,120
----------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.),
5.75%, 2030                                                       1,500,000          1,620,975
----------------------------------------------------------------------------------------------
                                                                                   $14,704,696
----------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 18.4%
----------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012             $2,500,000         $3,021,575
----------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply
Rev. "A", 5.75%, 2017                                             2,750,000          3,091,413
----------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2017                                                        8,145,000         10,135,719
----------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC,
ETM, 6.5%, 2017(++)                                                 365,000            441,916
----------------------------------------------------------------------------------------------
Hawaii State Department Budget & Finance Rev., "B"
(Electric Co. & Subsidiary), XLCA, 5%, 2022                       4,000,000          4,158,800
----------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", 6.15%, 2014                 16,380,000         17,472,382
----------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009(++)          9,000,000         10,111,050
----------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014(++)        28,220,000         30,522,188
----------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "B", MBIA, 6%, 2016              10,000,000         10,632,400
----------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013                                       4,000,000          4,827,560
----------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA,
5.7%, 2013                                                        7,000,000          7,488,110
----------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA,
5.625%, 2014                                                      7,735,000          8,264,074
----------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA,
6.5%, 2018                                                        9,250,000         11,541,595
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375%, 2013                                                1,500,000          1,684,140
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., ROLs, MBIA, 8.5158%, 2019+(+)                               3,500,000          4,172,560
----------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013           4,000,000          4,848,320
----------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021           4,150,000          5,220,119
----------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA,
8.8358%, 2015+(+)                                                 2,500,000          2,844,775
----------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA,
8.8358%, 2016+(+)                                                 3,000,000          3,413,730
----------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA,
5.125%, 2037                                                      8,500,000          8,864,650
----------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia
Power), AMBAC, 5%, 2036                                           4,200,000          4,350,150
----------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project
#1), FSA, 5.125%, 2014                                            8,000,000          8,539,680
----------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project
#1), MBIA, 5.75%, 2010                                           13,100,000         13,877,092
----------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project
#1), MBIA, 5.75%, 2011                                            7,500,000          7,944,900
----------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project
#2), MBIA, 5.7%, 2012                                            15,000,000         15,880,050
----------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project
#3), 7.125%, 2016                                                 5,145,000          6,581,381
----------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project
#3), FGIC, 0%, 2005                                               6,895,000          6,844,942
----------------------------------------------------------------------------------------------
                                                                                  $216,775,271
----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 0.4%
----------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                $1,570,000         $1,682,208
----------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010(++)                                                   1,000,000          1,156,490
----------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010(++)                                                   1,055,000          1,220,097
----------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                         920,000            992,450
----------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030                                                       1,730,000          1,862,362
----------------------------------------------------------------------------------------------
                                                                                    $6,913,607
----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,059,053,331)                         $1,165,852,019
----------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.0%
----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 1.87%, due 3/03/05        $370,000           $370,000
----------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A",
1.81%, due 3/03/05                                                  800,000            800,000
----------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Adventist Hospital), "B", 1.76%, due 3/01/05                       100,000            100,000
----------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp.,
Special Facilities Rev. (Texas Medical Center), MBIA, 1.8%,
due 3/01/05                                                         200,000            200,000
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of
Chicago Hospital), 1.8%, due 3/01/05                                100,000            100,000
----------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 1.83%, due 3/02/05       900,000            900,000
----------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement
Warrants, "A", 1.85%, due 3/03/05                                   100,000            100,000
----------------------------------------------------------------------------------------------
New York City, NY, 1.78%, due 3/01/05                               200,000            200,000
----------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance
Authority Rev., 1.77%, due 3/01/05                                  200,000            200,000
----------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris
Baptist Medical Center), "B", 1.10%, 1.8%, due 3/01/05              700,000            700,000
----------------------------------------------------------------------------------------------
Sacramento, CA, Unified School District, District
Certification Partnership, 1.83%, due 3/03/05                     1,400,000          1,400,000
----------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp. Lease Rev.
(Moscone Center Expansion), 1.81%, due 3/03/05                    4,850,000          4,850,000
----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.84%,
due 3/01/05                                                          35,000             35,000
----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.88%,
due 3/03/05                                                         270,000            270,000
----------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power
Supply Rev., "C-2", 1.82%, due 3/03/05                            1,700,000          1,700,000
----------------------------------------------------------------------------------------------
Sublette County, WY, Pollution Control Rev. (Exxon Mobile
Corp.), 1.75%, due 3/01/05                                          100,000            100,000
----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                               $12,025,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,071,078,331)                             $1,177,877,019
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                7,823,775
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                             $1,185,700,794
----------------------------------------------------------------------------------------------
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM=                Escrowed to maturity

Insurers                                      Inverse Floaters
AMBAC = AMBAC Indemnity Corp.                 RITES = Residual Interest Tax-Exempt Security
FGIC  = Financial Guaranty Insurance Co.      ROLS  = Residual Option Longs
FHA   = Federal Housing Administration
FNMA  = Federal National Mortgage Assn.
FSA   = Financial Security Assurance, Inc.
GNMA  = Government National Mortgage Assn.
MBIA  = Municipal Bond Investors Corp.
PSF   = Permanent School Fund
XLCA  = XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value (identified cost, $1,071,078,331)      $1,177,877,019
---------------------------------------------------------------------------------------------------
Cash                                                                 64,732
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   1,626,004
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     235,192
---------------------------------------------------------------------------------------------------
Interest receivable                                              14,194,680
---------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swap agreements            988,327
---------------------------------------------------------------------------------------------------
Other assets                                                         10,654
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,194,996,608
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $1,894,335
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 4,604,161
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                2,122,591
---------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements            273,421
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     13,111
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        79,133
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                        3,736
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    367
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              304,959
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $9,295,814
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,185,700,794
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,074,213,040
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments           107,513,594
---------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)
on investments                                                    4,603,458
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                             (629,298)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,185,700,794
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               110,021,078
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                 $1,125,153,686
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            104,398,306
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.78
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.78)                                                $11.32
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $60,547,108
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,622,772
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.77
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Interest income                                                                        $32,381,698
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $2,369,517
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               18,187
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         696,117
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              243,126
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   32,752
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       154,626
--------------------------------------------------------------------------------------------------
  Printing                                                             76,044
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        24,520
--------------------------------------------------------------------------------------------------
  Legal fees                                                           23,368
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       126,718
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $3,764,975
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (5,635)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (590,987)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $3,168,353
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $29,213,345
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $6,447,253
--------------------------------------------------------------------------------------------------
  Swap transactions                                                (2,958,628)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 $3,488,625
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $(9,954,559)
--------------------------------------------------------------------------------------------------
  Swap transactions                                                 3,274,472
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $(6,680,087)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $(3,191,462)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $26,021,883
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 2/28/05                    8/31/04
                                                             (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                        $29,213,345                $63,270,786
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        3,488,625                 11,213,532
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                     (6,680,087)                 9,613,171
------------------------------------------------------------------------                   --------
Change in net assets from operations                         $26,021,883                $84,097,489
------------------------------------------------------------------------                   --------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                   $(27,904,206)              $(60,067,941)
---------------------------------------------------------------------------------------------------
  Class B                                                     (1,335,368)                (3,121,074)
------------------------------------------------------     -------------             --------------
Total distributions declared to shareholders                $(29,239,574)              $(63,189,015)
------------------------------------------------------     -------------             --------------
Change in net assets from fund share transactions           $(25,345,513)             $(179,474,638)
------------------------------------------------------     -------------             --------------
Redemption fees                                                       $1                        $10
------------------------------------------------------     -------------             --------------
Total change in net assets                                  $(28,563,203)             $(158,566,154)
------------------------------------------------------     -------------             --------------

NET ASSETS

At beginning of period                                    $1,214,263,997             $1,372,830,151
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $847,945 and
$603,069, respectively)                                   $1,185,700,794             $1,214,263,997
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED       ----------------------------------------------------------------------------
CLASS A                              2/28/05             2004             2003            2002             2001            2000
                                 (UNAUDITED)
Net asset value, beginning of
period                                $10.81           $10.64           $10.87          $10.77           $10.29          $10.35
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)             $0.26            $0.53            $0.52           $0.53            $0.54           $0.54
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.02)            0.17            (0.22)           0.10             0.48            0.09
--------------------------------      ------           ------           ------          ------           ------          ------
Total from investment
operations                             $0.24            $0.70            $0.30           $0.63            $1.02           $0.63
--------------------------------      ------           ------           ------          ------           ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.27)          $(0.53)          $(0.53)         $(0.53)          $(0.54)         $(0.54)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --               --               --              --               --           (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments                     --               --               --              --               --           (0.09)
--------------------------------      ------           ------           ------          ------           ------          ------
Total distributions declared to
shareholders                          $(0.27)          $(0.53)          $(0.53)         $(0.53)          $(0.54)         $(0.69)
--------------------------------      ------           ------           ------          ------           ------          ------
Redemption fees added to paid-
in capital#                            $0.00+++         $0.00+++           $--             $--              $--             $--
--------------------------------      ------           ------           ------          ------           ------          ------
Net asset value, end of period        $10.78           $10.81           $10.64          $10.87           $10.77          $10.29
--------------------------------      ------           ------           ------          ------           ------          ------
Total return (%)(+)&                    2.20++           6.70             2.80            6.17            10.19            6.51
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                 YEARS ENDED 8/31
                                  SIX MONTHS
                                       ENDED       ----------------------------------------------------------------------------
CLASS A (CONTINUED)                  2/28/05             2004             2003            2002             2001            2000
                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              0.49+            0.53             0.59            0.59             0.59            0.58
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.94+            4.92             4.76            5.01             5.16            5.32
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         4                9               13              14               12              25
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                     $1,125           $1,147           $1,291          $1,308           $1,284          $1,257
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.26*           $0.53*             $--             $--              $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              0.59+            0.58               --              --               --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.84+            4.87               --              --               --              --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and decrease net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to
       September 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                    SIX MONTHS                                   YEARS ENDED 8/31
                                         ENDED        -----------------------------------------------------------------------
CLASS B                                2/28/05              2004             2003           2002            2001         2000
                                   (UNAUDITED)
Net asset value, beginning of
period                                  $10.80            $10.63           $10.86         $10.76          $10.28       $10.34
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)               $0.22             $0.45            $0.43          $0.45           $0.46        $0.46
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments             (0.03)             0.16            (0.22)          0.10            0.48         0.09
--------------------------------        ------            ------           ------         ------          ------       ------
Total from investment operations         $0.19             $0.61            $0.21          $0.55           $0.94        $0.55
--------------------------------        ------            ------           ------         ------          ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $(0.22)           $(0.44)          $(0.44)        $(0.45)         $(0.46)      $(0.46)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                               --                --               --             --              --        (0.06)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments                            --                --               --             --              --        (0.09)
--------------------------------        ------            ------           ------         ------          ------       ------
Total distributions declared to
shareholders                            $(0.22)           $(0.44)          $(0.44)        $(0.45)         $(0.46)      $(0.61)
--------------------------------        ------            ------           ------         ------          ------       ------
Redemption fees added to
paid-in capital#                         $0.00+++          $0.00+++           $--            $--             $--          $--
--------------------------------        ------            ------           ------         ------          ------       ------
Net asset value, end of period          $10.77            $10.80           $10.63         $10.86          $10.76       $10.28
--------------------------------        ------            ------           ------         ------          ------       ------
Total return (%)&                         1.81++            5.86             1.96           5.33            9.35         5.70
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                   YEARS ENDED 8/31
                                         ENDED        -----------------------------------------------------------------------
CLASS B (CONTINUED)                    2/28/05              2004             2003           2002            2001         2000
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                1.25+             1.31             1.39           1.39            1.38         1.37
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               4.19+             4.12             3.96           4.20            4.37         4.55
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           4                 9               13             14              12           25
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                          $61               $67              $82            $84             $83          $70
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                    $0.22*            $0.44              $--            $--             $--          $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                1.35+             1.36               --             --              --           --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               4.09+             4.07               --             --              --           --
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share and decrease net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to
       September 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Bond Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A and Class B shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund This amount, for the six months ended February 28, 2005 is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended August 31, 2004 and August 31, 2003 was as follows:

                                                        8/31/04         8/31/03

Distributions declared from tax-exempt income:      $63,189,015     $67,795,702
-------------------------------------------------------------------------------

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                 $4,409,827
          ----------------------------------------------------------
          Capital loss carryforward                         (761,962)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         116,069,197
          ----------------------------------------------------------
          Other temporary differences                     (5,011,617)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2009, $(349,381) and August 31, 2011, $(412,581).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.3 billion of average net assets              0.40%
          ----------------------------------------------------------
          Average net assets in excess of $1.3 billion          0.37%
          ----------------------------------------------------------
          Average net assets in excess of $2.0 billion          0.35%
          ----------------------------------------------------------

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the six months ended February 28, 2005 were an effective rate of 0.30% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $3,131 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                   9/01/04
                                                   THROUGH
EFFECTIVE DATE                                     2/28/05             3/01/05

First $2 billion                                   0.01120%            0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                                  0.00832%            0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                                  0.00032%            0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                            0.00000%            0.00000%
-------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $32,752, equivalent to 0.00549% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $48,789 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                             CLASS B

          Distribution Fee                                      0.75%
          ----------------------------------------------------------
          Service Fee                                           0.25%
          ----------------------------------------------------------
          Total Distribution Plan                               1.00%
          ----------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Trustees of the trust may determine.

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. MFD received no portion of the Class B service fee for the six months ended February 28, 2005.

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                                                             CLASS B

          Effective Annual Percentage Rates                     0.76%
          ----------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                                                CLASS A     CLASS B

         Contingent Deferred Sales Charges
         Imposed                                $2,888     $63,965
         -----------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period September 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $537,058 for shareholder services which equated to 0.0901% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $116,224, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $44,635,822 and $72,674,225, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,069,793,686
          ----------------------------------------------------------
          Gross unrealized appreciation                 $108,848,955
          ----------------------------------------------------------
          Gross unrealized depreciation                     (765,622)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $108,083,333
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended 2/28/05            Year ended 8/31/04
                                          SHARES          AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                               1,972,046      $21,330,091        7,315,777       $78,869,902
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,829,522       19,766,390        3,403,570        36,743,600
--------------------------------------------------------------------------------------------------------
Shares reacquired                        (5,568,382)     (60,201,824)     (25,826,781)     (278,780,909)
--------------------------------------------------------------------------------------------------------
Net change                               (1,766,814)    $(19,105,343)     (15,107,434)    $(163,167,407)
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 149,449       $1,613,995          588,974        $6,362,460
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                86,092          929,301          177,404         1,913,727
--------------------------------------------------------------------------------------------------------
Shares reacquired                          (812,886)      (8,783,466)      (2,280,227)      (24,583,418)
--------------------------------------------------------------------------------------------------------
Net change                                 (577,345)     $(6,240,170)      (1,513,849)     $(16,307,231)
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $137, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                      NOTIONAL                                                                     UNREALIZED
                  PRINCIPAL AMOUNT           CASH FLOWS PAID            CASH FLOWS RECEIVED       APPRECIATION
EXPIRATION          OF CONTRACT                BY THE FUND                  BY THE FUND          (DEPRECIATION)

 12/01/07            27,000,000          Fixed - 3 Year BMA Swap     Floating - 7 day BMA Swap          $49,401
                                             Index - 2.795%                    Index
----------------------------------------------------------------------------------------------------------------
 4/20/15             11,900,000         Fixed - 10 Year BMA Swap     Floating - 7 day BMA Swap          120,872
                                             Index - 3.568%                    Index
----------------------------------------------------------------------------------------------------------------
 5/18/15             12,000,000         Fixed - 10 Year BMA Swap     Floating - 7 day BMA Swap          219,703
                                             Index - 3.484%                    Index
----------------------------------------------------------------------------------------------------------------
 6/08/15             15,000,000          Fixed - 1 Year BMA Swap     Floating - 7 day BMA Swap           85,570
                                             Index - 3.657%                    Index
----------------------------------------------------------------------------------------------------------------
 6/22/15             15,000,000         Fixed - 10 Year BMA Swap     Floating - 7 day BMA Swap          129,430
                                             Index - 3.628%                    Index
----------------------------------------------------------------------------------------------------------------
 4/06/17             12,000,000         Fixed - 12 Year BMA Swap     Floating - 7 day BMA Swap          (86,855)
                                             Index - 3.884%                    Index
----------------------------------------------------------------------------------------------------------------
 4/20/17             23,000,000         Fixed - 12 Year BMA Swap     Floating - 7 day BMA Swap          196,785
                                             Index - 3.714%                    Index
----------------------------------------------------------------------------------------------------------------
                                                                                                       $714,906
----------------------------------------------------------------------------------------------------------------

At February 28, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At February 28, 2005, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 6.99% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                        DATE OF              PAR
DESCRIPTION                                         ACQUISITION           AMOUNT             COST            VALUE
Chicago, IL, Board of Education, RITES,
FGIC, 8.843%, 2019                                     2/9/2000        5,000,000       $3,984,600       $6,333,200
------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport
Rev., RITES, FSA,
9.8047%, 2022                                         8/21/2003        2,500,000        2,657,187        3,056,250
------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport
Rev., RITES, XLCA,
10.3047%, 2029                                        8/21/2003        3,000,000        3,267,915        3,688,080
------------------------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC,
9.366%, 2018                                          3/20/2000        5,900,000        5,728,934        7,685,694
------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLs,
8.7793%, 2011                                         8/28/2001        2,870,000        3,099,697        3,522,351
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, XLCA,
8.9628%, 2017                                        10/22/2001        1,150,000        1,357,997        1,514,251
------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev.,
RITES, AMBAC, 9.82%, 2017                             8/28/2000        2,500,000        2,625,460        3,017,350
------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational
Facilities Authority Rev., RITES (Harvard
University), 10.817%, 2020                            11/8/1999        8,410,000        9,415,512       12,708,015
------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund
Authority Rev., ROLs, FSA,
9.0328%, 2011                                          1/7/2002        7,500,000        8,457,470        9,364,650
------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES,
MBIA, 9.1237%, 2020                                   4/19/2000        5,000,000        4,654,747        5,684,800
------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency,
Catawba Electric Rev., ROLs, MBIA, 8.5158%,
2019                                                   3/3/2003        3,500,000        3,941,983        4,172,560
------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority,
RITES, FSA, 8.8358%, 2015                             9/16/1999        2,500,000        2,411,250        2,844,775
------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority,
RITES, FSA, 8.8358%, 2016                             9/16/1999        3,000,000        2,854,200        3,413,730
------------------------------------------------------------------------------------------------------------------
State of California, RITES,
9.2529%, 2012                                         11/8/1999        5,825,000        6,028,151        7,127,703
------------------------------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 9.8507%, 2017        1/3/2000        6,875,000        7,003,975        8,728,638
------------------------------------------------------------------------------------------------------------------
                                                                                                       $82,862,047
------------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

At February 28, 2005, 56.98% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.85% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

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QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MMB-SEM-04/05 38M

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IV
            ------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          ----------------------------------------------
                          Robert J. Manning, President

Date: April 22, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          ----------------------------------------------
                          Robert J. Manning, President (Principal
                          Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)* RICHARD M. HISEY
                          ---------------------------------------------
                          Richard M. Hisey, Treasurer (Principal
                          Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------

* Print name and title of each signing officer under his or her signature.